Schedule of Investments (unaudited)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 09/15/26	$50	$49,356

Total Asset-Backed Securities — 0.0%
(Cost: $49,999)		49,356

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.2%
Benchmark Mortgage Trust
Series 2018-B4, Class A5, 4.12%, 07/15/51(a)	200	225,475
Series 2019-B9, Class A5, 4.02%, 03/15/52 (Call 01/15/29)	50	56,402
Citigroup Commercial Mortgage Trust
Series 2017-P7, Class A4, 3.71%, 04/14/50 (Call 03/14/27)	150	163,588
Series 2018-C6, Class A4, 4.41%, 11/10/51 (Call 11/10/28)	100	115,198
Series 2019-GC43, Class A4, 3.04%, 11/10/52 (Call 10/10/29)	340	363,065
Morgan Stanley Capital I Trust, Series 2019-H6, Class A4, 3.42%, 06/15/52 (Call 05/15/29)	110	119,562
UBS Commercial Mortgage Trust, Series 2018-C08, Class A4, 3.98%, 02/15/51 (Call 02/15/28)	125	138,992
Wells Fargo Commercial Mortgage Trust
4.01%, 03/15/51 (Call 02/15/28)(a)	250	278,660
Series 2020-C56, Class A5, 2.45%, 06/15/53 (Call 03/15/30)	30	30,629
		1,491,571
Total Collaterized Mortgage Obligations — 1.2%
(Cost: $1,432,351)		1,491,571

Corporate Bonds & Notes

Advertising — 0.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(b)	10	10,251
Clear Channel Outdoor Holdings Inc.
7.50%, 06/01/29 (Call 06/01/24)(b)	10	10,286
7.75%, 04/15/28 (Call 04/15/24)(b)	10	10,440
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28 (Call 07/01/28)	10	11,555
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)	5	4,810
3.75%, 02/15/28 (Call 02/15/23)	10	10,000
4.00%, 02/15/30 (Call 02/15/25)	10	9,996
4.88%, 01/15/29 (Call 01/15/24)	5	5,216
Midas OpCo Holdings LLC, 5.63%, 08/15/29 (Call 08/15/24)(b)	20	20,155
National CineMedia LLC, 5.88%, 04/15/28 (Call 04/15/23)(b)	5	4,466
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(b)	10	9,727
4.63%, 03/15/30 (Call 03/15/25)(b)	5	4,919
5.00%, 08/15/27 (Call 08/15/22)(b)	10	10,092
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(b)	15	15,892
		137,805
Aerospace & Defense — 0.5%
Boeing Co. (The)
2.80%, 03/01/27 (Call 12/01/26)	10	10,242
Security	Par (000)	Value

Aerospace & Defense (continued)
5.04%, 05/01/27 (Call 03/01/27)	$40	$45,096
5.15%, 05/01/30 (Call 02/01/30)	80	92,942
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(b)	15	14,896
7.88%, 04/15/27 (Call 04/15/22)(b)	25	25,744
BWX Technologies Inc.
4.13%, 06/30/28 (Call 06/30/23)(b)	10	10,019
4.13%, 04/15/29 (Call 04/15/24)(b)	5	5,006
Embraer Netherlands Finance BV, 5.40%, 02/01/27	55	56,460
General Dynamics Corp.
3.63%, 04/01/30 (Call 01/01/30)	30	33,499
3.75%, 05/15/28 (Call 02/15/28)	25	27,875
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	5	4,799
6.75%, 01/15/28	10	11,806
L3Harris Technologies Inc.
2.90%, 12/15/29 (Call 09/15/29)	10	10,431
4.40%, 06/15/28 (Call 03/15/28)	39	43,999
Northrop Grumman Corp., 3.25%, 01/15/28 (Call 10/15/27)	29	31,002
Raytheon Technologies Corp.
3.13%, 05/04/27 (Call 02/04/27)	25	26,614
3.50%, 03/15/27 (Call 12/15/26)	25	26,988
4.13%, 11/16/28 (Call 08/16/28)	60	67,535
Spirit AeroSystems Inc., 4.60%, 06/15/28 (Call 03/15/28)	10	9,473
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)	10	9,597
4.88%, 05/01/29 (Call 05/01/24)	10	9,725
5.50%, 11/15/27 (Call 11/15/22)	25	25,177
7.50%, 03/15/27 (Call 03/15/22)	10	10,432
		609,357
Agriculture — 0.2%
Altria Group Inc., 4.80%, 02/14/29 (Call 11/14/28)	17	19,267
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	50	48,870
3.46%, 09/06/29 (Call 06/06/29)	20	20,665
3.56%, 08/15/27 (Call 05/15/27)	37	38,801
Cargill Inc., 3.25%, 05/23/29 (Call 02/23/29)(b)	25	27,172
Philip Morris International Inc.
3.13%, 08/17/27 (Call 05/17/27)	15	16,070
3.38%, 08/15/29 (Call 05/15/29)	50	54,230
Vector Group Ltd., 5.75%, 02/01/29 (Call 02/01/24)(b)	15	14,263
		239,338
Airlines — 0.2%
Alaska Airlines Pass Through Trust, Series 2020-1, 4.80%, 02/15/29(b)	23	25,232
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(b)	30	31,345
American Airlines Pass Through Trust
Series 2015-1, Class A, 3.38%, 11/01/28	7	6,764
Series 2016-2, Class AA, 3.20%, 12/15/29	4	3,973
Delta Air Lines Inc., 3.75%, 10/28/29 (Call 07/28/29)	10	9,800
Delta Air Lines Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)	25	27,402
Southwest Airlines Co., 3.45%, 11/16/27 (Call 08/16/27)	25	26,513
United Airlines Inc., 4.63%, 04/15/29 (Call 10/15/28)(b)	25	24,938
United Airlines Pass Through Trust
Series 2016-2, Class AA, 2.88%, 04/07/30	4	4,022
Series 2020-1, Class A, 5.88%, 04/15/29	81	88,746
		248,735

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel — 0.1%
Crocs Inc.
4.13%, 08/15/31 (Call 08/15/26)(b)	$5	$4,969
4.25%, 03/15/29 (Call 03/15/24)(b)	5	5,000
Levi Strauss & Co., 3.50%, 03/01/31 (Call 03/01/26)(b)	15	15,239
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	35	38,231
William Carter Co. (The), 5.63%, 03/15/27 (Call 03/15/22)(b)	5	5,162
Wolverine World Wide Inc., 4.00%, 08/15/29 (Call 08/15/24)(b)	5	4,849
		73,450
Auto Manufacturers — 0.5%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(b)	10	9,568
4.75%, 10/01/27 (Call 10/01/22)(b)	5	5,169
5.88%, 06/01/29 (Call 06/01/24)(b)	5	5,346
American Honda Finance Corp., 3.50%, 02/15/28	16	17,604
BMW U.S. Capital LLC
3.75%, 04/12/28 (Call 01/12/28)(b)	25	27,790
4.15%, 04/09/30 (Call 01/09/30)(b)	40	45,713
Daimler Finance North America LLC, 8.50%, 01/18/31	65	97,348
Ford Holdings LLC, 9.30%, 03/01/30	15	20,749
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	15	15,018
4.35%, 12/08/26 (Call 09/08/26)	15	15,939
6.38%, 02/01/29	5	5,809
6.63%, 10/01/28	5	5,988
7.45%, 07/16/31	20	26,620
9.63%, 04/22/30 (Call 01/22/30)	5	7,249
Ford Motor Credit Co. LLC
3.63%, 06/17/31 (Call 03/17/31)	25	25,528
4.00%, 11/13/30 (Call 08/13/30)	20	20,978
General Motors Co., 5.00%, 10/01/28 (Call 07/01/28)	40	45,862
General Motors Financial Co. Inc.
3.85%, 01/05/28 (Call 10/05/27)	40	43,306
5.65%, 01/17/29 (Call 10/17/28)	40	47,657
Hyundai Capital America, 6.38%, 04/08/30 (Call 01/08/30)(b)	50	63,243
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(b)	5	4,785
5.50%, 07/15/29 (Call 07/15/24)(b)	5	4,877
5.88%, 01/15/28 (Call 01/15/24)(b)	5	5,039
Nissan Motor Acceptance Co. LLC, 2.45%, 09/15/28 (Call 07/15/28)(b)	25	24,434
PM General Purchaser LLC, 9.50%, 10/01/28 (Call 10/01/23)(b)	5	5,123
Toyota Motor Corp., 2.76%, 07/02/29	4	4,217
Toyota Motor Credit Corp., 3.38%, 04/01/30	50	55,160
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(b)	5	4,878
		660,997
Auto Parts & Equipment — 0.1%
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(c)	5	4,743
6.50%, 04/01/27 (Call 04/01/22)	5	5,192
Clarios Global LP/Clarios US Finance Co., 8.50%, 05/15/27 (Call 05/15/22)(b)	20	21,120
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	5	4,979
5.63%, 06/15/28 (Call 06/15/23)	15	15,821
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28 (Call 08/01/23)(b)	5	5,083
Security	Par (000)	Value

Auto Parts & Equipment (continued)
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)	$5	$5,219
5.00%, 07/15/29 (Call 04/15/29)(b)	10	10,454
5.25%, 04/30/31 (Call 01/30/31)	10	10,501
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	11	12,038
Meritor Inc., 4.50%, 12/15/28 (Call 12/15/23)(b)	5	4,989
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29 (Call 02/01/24)(b)	5	5,019
Tenneco Inc.
5.13%, 04/15/29 (Call 04/15/24)(b)	5	4,822
7.88%, 01/15/29 (Call 01/15/24)(b)	5	5,354
Wheel Pros Inc., 6.50%, 05/15/29 (Call 05/15/24)(b)	5	4,872
		120,206
Banks — 4.2%
Bank of America Corp.
1.90%, 07/23/31 (Call 07/23/30), (SOFR + 1.530%)(a)	25	23,916
1.92%, 10/24/31 (Call 10/24/30), (SOFR + 1.370%)(a)	65	62,059
2.30%, 07/21/32 (Call 07/21/31), (SOFR + 1.220%)(a)	20	19,636
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(a)	70	70,214
2.57%, 10/20/32 (Call 10/20/31), (SOFR + 1.210%)(a)	30	30,176
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(a)	60	60,628
2.88%, 10/22/30 (Call 10/22/29), (3 mo. LIBOR US + 1.190%)(a)	60	62,116
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(a)	50	52,772
3.25%, 10/21/27 (Call 10/21/26)	95	100,713
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(a)	35	37,291
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(a)	25	26,871
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(a)	50	55,263
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(a)	56	62,553
Series L, 4.18%, 11/25/27 (Call 11/25/26)	40	43,745
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(a)	25	25,275
Bank of Montreal, 3.80%, 12/15/32 (Call 12/15/27)(a)	35	37,566
Bank of New York Mellon Corp. (The)
3.00%, 10/30/28 (Call 07/30/28)	40	42,699
3.40%, 01/29/28 (Call 10/29/27)	5	5,452
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(a)	5	5,381
3.85%, 04/28/28	5	5,637
Series J, 1.90%, 01/25/29 (Call 11/25/28)	50	49,949
Barclays PLC, 4.97%, 05/16/29 (Call 05/16/28), (3 mo. LIBOR US + 1.902%)(a)	185	212,041
BNP Paribas SA, 3.05%, 01/13/31 (Call 01/13/30)(a)(b)	200	207,194
CIT Group Inc., 6.13%, 03/09/28	5	5,892
Citigroup Inc.
2.98%, 11/05/30 (Call 11/05/29), (SOFR + 1.422%)(a)	70	72,959
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(a)	45	48,161
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(a)	25	26,952
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(a)	25	27,074
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(a)	40	44,256

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.08%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.192%)(a)	$27	$29,835
4.13%, 07/25/28	25	27,474
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(a)	70	79,826
4.45%, 09/29/27	50	55,712
Citizens Financial Group Inc., 2.50%, 02/06/30 (Call 11/06/29)	20	20,321
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)	50	56,632
Commonwealth Bank of Australia, 3.90%, 03/16/28(b)	50	56,601
Credit Suisse Group AG, 4.28%, 01/09/28 (Call 01/09/27)(b)	230	251,369
Deutsche Bank AG/New York NY, 3.73%, 01/14/32 (Call 10/14/30)(a)	15	15,280
Fifth Third Bancorp., 3.95%, 03/14/28 (Call 02/14/28)	25	27,879
Freedom Mortgage Corp., 6.63%, 01/15/27 (Call 01/15/24)(b)	10	9,398
Goldman Sachs Group Inc. (The)
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(a)	60	58,991
2.60%, 02/07/30 (Call 11/07/29)	60	60,808
2.65%, 10/21/32 (Call 10/21/31), (SOFR + 1.264%)(a)	30	30,129
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(a)	30	32,310
3.81%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.158%)(a)	55	59,879
4.22%, 05/01/29 (Call 05/01/28), (3 mo. LIBOR US + 1.301%)(a)	45	49,999
HSBC Holdings PLC, 4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(a)	200	216,458
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 11/04/29)	50	50,888
ING Groep NV, 3.95%, 03/29/27	175	191,536
JPMorgan Chase & Co.
1.76%, 11/19/31 (Call 11/19/30), (SOFR + 1.105%)(a)	10	9,457
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(a)	60	60,575
2.55%, 11/08/32 (Call 11/08/31), (SOFR + 1.180%)(a)	80	80,490
2.58%, 04/22/32 (Call 04/22/31), (SOFR + 1.250%)(a)	85	85,726
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(a)	65	66,767
2.96%, 05/13/31 (Call 05/13/30), (SOFR + 2.515%)(a)	70	72,288
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(a)	30	32,235
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(a)	10	10,731
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(a)	45	48,763
4.01%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.120%)(a)	50	55,253
4.20%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.260%)(a)	40	44,644
4.25%, 10/01/27	15	16,759
KeyCorp.
2.25%, 04/06/27	5	5,098
2.55%, 10/01/29	25	25,730
KfW, 1.75%, 09/14/29	70	71,535
Landwirtschaftliche Rentenbank, Series 37, 2.50%, 11/15/27	30	31,894
Macquarie Group Ltd.
2.69%, 06/23/32 (Call 06/23/31)(a)(b)	20	19,929
4.65%, 03/27/29 (Call 03/27/28)(a)(b)	10	11,403
5.03%, 01/15/30 (Call 01/15/29)(a)(b)	25	29,146
Mitsubishi UFJ Financial Group Inc.
3.74%, 03/07/29	65	71,609
4.05%, 09/11/28	35	39,446
Security	Par (000)	Value

Banks (continued)
Mizuho Financial Group Inc., 2.59%, 05/25/31 (Call 05/25/30), (3 mo. LIBOR US + 1.070%)(a)	$200	$202,520
Morgan Stanley
1.79%, 02/13/32 (Call 02/13/31), (SOFR + 1.034%)(a)	10	9,472
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(a)	80	82,227
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(a)	50	53,841
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(a)	60	65,554
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(a)	50	54,485
3.95%, 04/23/27	25	27,319
Northern Trust Corp., 1.95%, 05/01/30 (Call 02/01/30)	10	9,942
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30 (Call 10/24/29)	55	56,586
3.45%, 04/23/29 (Call 01/23/29)	70	76,546
Regions Financial Corp., 1.80%, 08/12/28 (Call 06/12/28)	50	48,884
Santander Holdings USA Inc., 4.40%, 07/13/27 (Call 04/14/27)	10	11,057
Shinhan Bank Co. Ltd., 4.00%, 04/23/29(d)	200	221,994
State Street Corp., 3.03%, 11/01/34 (Call 11/01/29), (SOFR + 1.490%)(a)	33	34,472
Sumitomo Mitsui Financial Group Inc.
3.54%, 01/17/28	35	38,108
4.31%, 10/16/28	5	5,685
SVB Financial Group
1.80%, 02/02/31 (Call 11/02/30)	10	9,510
2.10%, 05/15/28 (Call 03/15/28)	5	5,005
Truist Financial Corp., 3.88%, 03/19/29 (Call 02/16/29)	50	55,554
U.S. Bancorp., 3.00%, 07/30/29 (Call 04/30/29)	32	33,863
UniCredit SpA, 5.46%, 06/30/35 (Call 06/30/30)(a)(b)	15	16,262
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	25	27,619
Wells Fargo & Co.
2.57%, 02/11/31 (Call 02/11/30), (SOFR + 1.262%)(a)	70	71,025
2.88%, 10/30/30 (Call 10/30/29), (SOFR + 1.432%)(a)	60	62,314
4.15%, 01/24/29 (Call 10/24/28)	85	95,082
4.30%, 07/22/27	40	44,382
Westpac Banking Corp.
2.67%, 11/15/35 (Call 11/15/30)(a)	10	9,797
4.11%, 07/24/34 (Call 07/24/29)(a)	51	55,262
		5,279,611
Beverages — 0.3%
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	30	32,802
4.00%, 04/13/28 (Call 01/13/28)	37	41,346
4.75%, 01/23/29 (Call 10/23/28)	35	40,817
Central American Bottling Corp., 5.75%, 01/31/27 (Call 01/31/22)(d)	50	51,036
Coca-Cola Co. (The)
1.00%, 03/15/28	50	47,743
2.13%, 09/06/29	55	55,922
2.90%, 05/25/27	5	5,337
Constellation Brands Inc.
3.15%, 08/01/29 (Call 05/01/29)	20	21,143
4.65%, 11/15/28 (Call 08/15/28)	25	28,572
Heineken NV, 3.50%, 01/29/28 (Call 10/29/27)(b)	7	7,631
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (Call 02/01/30)	60	63,745
3.43%, 06/15/27 (Call 03/15/27)	5	5,389
PepsiCo Inc.
1.63%, 05/01/30 (Call 02/01/30)	10	9,722

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
2.63%, 07/29/29 (Call 04/29/29)	$5	$5,263
Primo Water Holdings Inc., 4.38%, 04/30/29 (Call 04/30/24)(b)	10	9,904
Triton Water Holdings Inc., 6.25%, 04/01/29 (Call 04/01/24)(b)	10	9,719
		436,091
Biotechnology — 0.1%
Amgen Inc.
2.45%, 02/21/30 (Call 11/21/29)	85	85,866
3.20%, 11/02/27 (Call 08/02/27)	2	2,128
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	15	14,736
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(b)	10	9,530
Gilead Sciences Inc., 2.95%, 03/01/27 (Call 12/01/26)	20	21,072
		133,332
Building Materials — 0.4%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(b)	10	10,509
Boral Finance Pty Ltd., 3.75%, 05/01/28 (Call 02/01/28)(b)	10	10,670
Builders FirstSource Inc.
5.00%, 03/01/30 (Call 03/01/25)(b)	5	5,311
6.75%, 06/01/27 (Call 06/01/22)(b)	9	9,515
Carrier Global Corp., 2.72%, 02/15/30 (Call 11/15/29)	50	51,027
Cemex SAB de CV, 5.20%, 09/17/30 (Call 09/17/25)(d)	200	210,690
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(b)	10	10,470
CP Atlas Buyer Inc., 7.00%, 12/01/28 (Call 12/01/23)(b)	5	4,841
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	20	21,426
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	15	15,457
Jeld-Wen Inc., 4.88%, 12/15/27 (Call 12/15/22)(b)	10	10,237
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(b)	5	4,924
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)	35	37,697
Masonite International Corp., 3.50%, 02/15/30 (Call 08/15/29)(b)	5	4,846
New Enterprise Stone & Lime Co. Inc., 9.75%, 07/15/28 (Call 07/15/23)(b)	5	5,358
Owens Corning, 3.95%, 08/15/29 (Call 05/15/29)	25	27,492
Patrick Industries Inc., 4.75%, 05/01/29 (Call 05/01/24)(b)	5	4,890
PGT Innovations Inc., 4.38%, 10/01/29 (Call 10/01/24)(b)	5	4,953
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(b)	10	10,412
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(b)	10	9,216
4.38%, 07/15/30 (Call 07/15/25)(b)	15	14,762
4.75%, 01/15/28 (Call 01/15/23)(b)	10	10,079
5.00%, 02/15/27 (Call 02/15/22)(b)	10	10,261
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/23)(b)	10	10,419
Victors Merger Corp., 6.38%, 05/15/29 (Call 05/15/24)(b)	5	4,677
		520,139
Chemicals — 0.8%
Air Products and Chemicals Inc., 2.05%, 05/15/30 (Call 02/15/30)	30	30,131
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	5	5,463
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(b)	5	4,829
5.75%, 11/15/28 (Call 11/15/23)(b)	15	15,379
CNAC HK Finbridge Co. Ltd., 5.13%, 03/14/28(d)	200	228,656
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(b)	5	5,185
Diamond BC BV, 4.63%, 10/01/29 (Call 10/01/24)(b)	5	4,890
Security	Par (000)	Value

Chemicals (continued)
Dow Chemical Co. (The), 4.80%, 11/30/28 (Call 08/30/28)	$50	$58,545
DuPont de Nemours Inc., 4.73%, 11/15/28 (Call 08/15/28)	40	46,640
Ecolab Inc., 3.25%, 12/01/27 (Call 09/01/27)	35	37,830
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(b)	10	9,895
Equate Petrochemical BV, 2.63%, 04/28/28 (Call 01/28/28)(d)	200	199,604
HB Fuller Co., 4.25%, 10/15/28 (Call 10/15/23)	10	10,232
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	10	11,133
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28 (Call 07/01/23)(b)	10	10,622
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(b)	5	4,791
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	5	5,707
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	30	32,343
LYB International Finance III LLC, 3.38%, 05/01/30 (Call 02/01/30)	10	10,876
Methanex Corp., 5.13%, 10/15/27 (Call 04/15/27)	20	20,900
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/23)(b)	10	10,120
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)	10	10,992
Olin Corp., 5.63%, 08/01/29 (Call 08/01/24)	10	10,779
PPG Industries Inc., 2.80%, 08/15/29 (Call 05/15/29)	20	20,983
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)	15	16,298
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(b)	20	18,986
6.63%, 05/01/29 (Call 05/01/24)(b)	5	4,621
Sherwin-Williams Co. (The)
2.95%, 08/15/29 (Call 05/15/29)	10	10,511
3.45%, 06/01/27 (Call 03/01/27)	45	48,500
Trinseo Materials Operating SCA/Trinseo Materials
Finance Inc., 5.13%, 04/01/29 (Call 04/01/24)(b)	5	5,005
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(b)	15	14,549
Unifrax Escrow Issuer Corp.
5.25%, 09/30/28 (Call 09/30/24)(b)	10	9,833
7.50%, 09/30/29 (Call 09/30/24)(b)	5	4,884
Valvoline Inc., 4.25%, 02/15/30 (Call 02/15/25)(b)	5	4,965
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 06/15/23)(b)	10	10,031
5.63%, 08/15/29 (Call 08/15/24)(b)	10	10,052
Yara International ASA, 4.75%, 06/01/28 (Call 03/01/28)(b)	6	6,860
		971,620
Coal — 0.0%
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(b)	5	4,855

Commercial Services — 0.6%
ADT Security Corp. (The), 4.13%, 08/01/29 (Call 08/01/28)(b)	15	14,596
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(b)	10	9,645
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(b)	10	9,502
9.75%, 07/15/27 (Call 07/15/22)(b)	15	15,748
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl 4.63%, 06/01/28 (Call 06/01/24)(b)	15	14,490
AMN Healthcare Inc., 4.00%, 04/15/29 (Call 04/15/24)(b)	5	5,039
APi Group DE Inc., 4.13%, 07/15/29 (Call 07/15/24)(b)	5	4,901
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(b)	10	9,782
6.75%, 02/15/27 (Call 02/15/23)(b)	10	10,405
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(b)	5	5,125

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(b)	$5	$5,081
5.38%, 03/01/29 (Call 03/01/24)(b)	10	10,248
5.75%, 07/15/27 (Call 07/15/22)(b)	5	5,168
Brink’s Co. (The), 4.63%, 10/15/27 (Call 10/15/22)(b)	10	10,184
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(b)	5	4,955
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	35	38,249
CoreLogic Inc., 4.50%, 05/01/28 (Call 05/01/24)(b)	5	4,896
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(b)	5	5,214
Garda World Security Corp.
6.00%, 06/01/29 (Call 06/01/24)(b)	5	4,743
9.50%, 11/01/27 (Call 11/01/22)(b)	10	10,434
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(b)	5	4,990
3.75%, 10/01/30 (Call 10/01/25)(b)	10	9,979
Global Payments Inc.
2.90%, 05/15/30 (Call 02/15/30)	10	10,142
4.45%, 06/01/28 (Call 03/01/28)	10	11,140
GXO Logistics Inc., 2.65%, 07/15/31 (Call 04/15/31)(b)	20	19,763
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(b)	15	15,531
Hertz Corp. (The), 5.00%, 12/01/29 (Call 12/01/24)(b)	10	9,800
IHS Markit Ltd., 4.75%, 08/01/28 (Call 05/01/28)	10	11,608
Jaguar Holding Co. II/PPD Development LP, 5.00%, 06/15/28 (Call 06/15/23)(b)	10	10,713
Leland Stanford Junior University (The), 1.29%, 06/01/27 (Call 04/01/27)	20	19,894
Metis Merger Sub LLC, 6.50%, 05/15/29 (Call 05/15/24)(b)	5	4,889
Moody’s Corp.
3.25%, 01/15/28 (Call 10/15/27)	5	5,423
4.25%, 02/01/29 (Call 11/01/28)	5	5,722
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(b)	15	14,547
5.75%, 11/01/28 (Call 11/01/23)(b)(c)	15	13,410
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 04/15/24)(b)	10	10,148
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 07/15/29 (Call 07/15/24)(b)	5	4,839
5.63%, 10/01/28 (Call 10/01/23)(b)	15	15,365
5.88%, 10/01/30 (Call 10/01/25)(b)	10	10,413
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)	40	40,550
2.85%, 10/01/29 (Call 07/01/29)	10	10,536
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 06/15/29 (Call 06/15/24)(b)	5	4,600
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)	10	9,461
6.25%, 01/15/28 (Call 01/15/23)(b)	15	15,251
RELX Capital Inc., 3.00%, 05/22/30 (Call 02/22/30)	25	26,342
Rent-A-Center Inc./TX, 6.38%, 02/15/29 (Call 02/15/24)(b)	5	5,129
RR Donnelley & Sons Co., 8.25%, 07/01/27 (Call 07/01/23)(c)	5	5,926
S&P Global Inc., 2.50%, 12/01/29 (Call 09/01/29)	50	51,746
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	10	9,615
4.00%, 05/15/31 (Call 05/15/26)	15	15,091
Square Inc., 3.50%, 06/01/31 (Call 03/01/31)(b)	15	15,221
StoneMor Inc., 8.50%, 05/15/29 (Call 05/15/24)(b)	5	5,180
Transurban Finance Co. Pty Ltd., 3.38%, 03/22/27 (Call 12/22/26)(b)	25	26,809
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(b)	5	4,937
Triton Container International Ltd., 3.15%, 06/15/31 (Call 03/15/31)(b)	25	25,232
Security	Par (000)	Value

Commercial Services (continued)
United Rentals North America Inc.
3.88%, 11/15/27 (Call 11/15/22)	$10	$10,377
3.88%, 02/15/31 (Call 08/15/25)	15	15,059
4.00%, 07/15/30 (Call 07/15/25)	10	10,191
4.88%, 01/15/28 (Call 01/15/23)	25	26,176
5.50%, 05/15/27 (Call 05/15/22)	25	26,006
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	35	39,274
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	5	4,638
		810,068
Computers — 0.5%
Ahead DB Holdings LLC, 6.63%, 05/01/28 (Call 05/01/24)(b)	5	4,992
Apple Inc.
1.40%, 08/05/28 (Call 06/05/28)	50	48,858
1.65%, 05/11/30 (Call 02/11/30)	30	29,240
1.70%, 08/05/31 (Call 05/05/31)	50	48,624
2.20%, 09/11/29 (Call 06/11/29)	10	10,230
2.90%, 09/12/27 (Call 06/12/27)	40	42,524
3.20%, 05/11/27 (Call 02/11/27)	30	32,307
Austin BidCo Inc., 7.13%, 12/15/28 (Call 12/15/23)(b)	5	5,131
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(b)	5	5,027
4.00%, 07/01/29 (Call 07/01/24)(b)	5	5,032
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)	10	9,644
Dell Inc., 7.10%, 04/15/28	5	6,234
Dell International LLC/EMC Corp.
6.10%, 07/15/27 (Call 05/15/27)	45	54,270
6.20%, 07/15/30 (Call 04/15/30)	25	31,755
HP Inc., 3.40%, 06/17/30 (Call 03/17/30)	50	52,549
International Business Machines Corp., 1.70%, 05/15/27 (Call 03/15/27)	110	109,092
KBR Inc., 4.75%, 09/30/28 (Call 09/30/23)(b)	5	5,099
Leidos Inc., 2.30%, 02/15/31 (Call 11/15/30)	50	48,490
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(b)	10	10,104
5.13%, 04/15/29 (Call 04/15/24)(b)	10	10,119
5.25%, 10/01/30 (Call 10/01/25)(b)	10	10,152
Presidio Holdings Inc., 4.88%, 02/01/27 (Call 02/01/23)(b)	5	5,058
Science Applications International Corp., 4.88%, 04/01/28 (Call 04/01/23)(b)	5	5,114
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)	7	7,165
4.13%, 01/15/31 (Call 10/15/30)	10	10,075
4.88%, 06/01/27 (Call 03/01/27)	8	8,691
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(b)	5	5,366
		620,942
Cosmetics & Personal Care — 0.1%
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(b)	5	4,936
5.50%, 06/01/28 (Call 06/01/23)(b)	10	10,438
Estee Lauder Companies Inc. (The), 2.38%, 12/01/29 (Call 09/01/29)	5	5,141
Procter & Gamble Co. (The), 2.85%, 08/11/27	10	10,662
Unilever Capital Corp., 2.13%, 09/06/29 (Call 06/06/29)	80	81,505
		112,682
Distribution & Wholesale — 0.0%
American Builders & Contractors Supply Co. Inc., 3.88%, 11/15/29 (Call 11/15/24)(b)	5	4,902
BCPE Empire Holdings Inc., 7.63%, 05/01/27 (Call 05/01/23)(b)	5	5,004

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Distribution & Wholesale (continued)
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(b)	$20	$19,451
Resideo Funding Inc., 4.00%, 09/01/29 (Call 09/01/24)(b)	5	4,804
		34,161
Diversified Financial Services — 1.2%
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/23)(b)	10	10,325
Air Lease Corp.
2.10%, 09/01/28 (Call 07/01/28)	45	43,473
3.63%, 12/01/27 (Call 09/01/27)	25	26,383
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	20	21,513
Aretec Escrow Issuer Inc., 7.50%, 04/01/29 (Call 04/01/24)(b)	5	5,172
Avolon Holdings Funding Ltd.
2.53%, 11/18/27 (Call 10/18/27)(b)	20	19,459
2.75%, 02/21/28 (Call 12/21/27)(b)	50	48,993
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/28 (Call 06/05/28)(b)	40	38,830
3.15%, 10/02/27 (Call 07/02/27)(b)	25	26,635
Brookfield Finance Inc., 4.35%, 04/15/30 (Call 01/15/30)	90	101,761
Capital One Financial Corp.
2.36%, 07/29/32 (Call 07/29/31), (SOFR + 1.337%)(a)	50	47,731
3.80%, 01/31/28 (Call 12/31/27)	25	27,388
Charles Schwab Corp. (The)
1.95%, 12/01/31 (Call 09/01/31)	25	24,609
3.20%, 01/25/28 (Call 10/25/27)	25	27,064
3.25%, 05/22/29 (Call 02/22/29)	5	5,415
3.30%, 04/01/27 (Call 01/01/27)	25	26,898
4.00%, 02/01/29 (Call 11/01/28)	5	5,660
China Cinda Finance 2017 I Ltd., 4.75%, 02/08/28(d)	200	220,626
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)	30	30,887
CME Group Inc., 3.75%, 06/15/28 (Call 03/15/28)	30	33,517
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(b)	10	9,393
3.63%, 10/01/31 (Call 10/01/26)(b)	5	4,638
CURO Finance LLC, 7.50%, 08/01/28 (Call 08/01/24)(b)	10	9,996
Curo Group Holdings Corp., 7.50%, 08/01/28 (Call 08/01/24)(b)	10	10,003
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	35	38,201
GPS Hospitality Holding Co LLC/GPS Finco Inc., 7.00%, 08/15/28 (Call 08/15/24)(b)	5	4,510
Intercontinental Exchange Inc., 3.10%, 09/15/27 (Call 06/15/27)	5	5,331
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(b)	10	10,024
Jefferies Group LLC, 6.45%, 06/08/27	15	18,406
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27	5	5,714
Lazard Group LLC, 3.63%, 03/01/27 (Call 12/01/26)	18	19,423
LD Holdings Group LLC, 6.13%, 04/01/28 (Call 04/01/24)(b)	5	4,591
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(b)	25	25,101
4.38%, 05/15/31 (Call 05/15/26)(b)	5	5,040
Mastercard Inc.
2.95%, 06/01/29 (Call 03/01/29)	14	15,011
3.35%, 03/26/30 (Call 12/26/29)	50	55,200
Midcap Financial Issuer Trust, 6.50%, 05/01/28 (Call 05/01/24)(b)	20	20,410
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(b)	5	4,832
5.50%, 08/15/28 (Call 08/15/23)(b)	10	9,952
Security	Par (000)	Value

Diversified Financial Services (continued)
6.00%, 01/15/27 (Call 01/15/23)(b)	$5	$5,165
Navient Corp.
5.00%, 03/15/27 (Call 09/15/26)	25	25,149
5.50%, 03/15/29 (Call 06/15/28)	20	19,710
NFP Corp.
4.88%, 08/15/28 (Call 08/15/23)(b)	5	4,926
6.88%, 08/15/28 (Call 08/15/23)(b)	17	16,867
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	36	40,423
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	5	4,838
5.38%, 11/15/29 (Call 05/15/29)	25	26,331
ORIX Corp., 3.70%, 07/18/27	25	27,337
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	10	9,206
5.75%, 09/15/31 (Call 09/15/26)(b)	5	4,857
Power Finance Corp. Ltd., 3.90%, 09/16/29(d)	200	206,272
PRA Group Inc., 5.00%, 10/01/29 (Call 10/01/24)(b)	5	4,936
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.
3.63%, 03/01/29 (Call 03/01/24)(b)	10	9,768
3.88%, 03/01/31 (Call 03/01/26)(b)	10	9,882
Synchrony Financial
3.95%, 12/01/27 (Call 09/01/27)	5	5,398
5.15%, 03/19/29 (Call 12/19/28)	20	23,259
United Wholesale Mortgage LLC, 5.50%, 04/15/29 (Call 04/15/24)(b)	5	4,770
		1,517,209
Electric — 1.5%

Alliant Energy Finance LLC, 4.25%, 06/15/28 (Call 03/15/28)(b)	10	11,182
Ameren Illinois Co., 3.80%, 05/15/28 (Call 02/15/28)	5	5,575
American Electric Power Co. Inc., 3.20%, 11/13/27 (Call 08/13/27)	60	63,788
Arizona Public Service Co., 2.20%, 12/15/31 (Call 09/15/31)	50	48,814
Black Hills Corp., 3.05%, 10/15/29 (Call 07/15/29)	20	21,077
Calpine Corp.
4.50%, 02/15/28 (Call 02/15/23)(b)	15	14,921
4.63%, 02/01/29 (Call 02/01/24)(b)	5	4,789
5.00%, 02/01/31 (Call 02/01/26)(b)	10	9,624
5.13%, 03/15/28 (Call 03/15/23)(b)	20	19,836
CenterPoint Energy Inc., 4.25%, 11/01/28 (Call 08/01/28)	5	5,622
Clearway Energy Operating LLC, 3.75%, 02/15/31 (Call 02/15/26)(b)	15	14,837
CMS Energy Corp., 3.45%, 08/15/27 (Call 05/15/27)	37	39,997
Commonwealth Edison Co., Series 122, 2.95%, 08/15/27 (Call 05/15/27)	10	10,643
Connecticut Light & Power Co. (The), Series A, 2.05%, 07/01/31 (Call 04/01/31)	50	49,962
Consolidated Edison Co. of New York Inc., Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	45	48,582
Consumers Energy Co., 3.80%, 11/15/28 (Call 08/15/28)	10	11,226
Dominion Energy Inc.
4.25%, 06/01/28 (Call 03/01/28)	25	27,938
Series C, 3.38%, 04/01/30 (Call 01/01/30)	50	53,072
DPL Inc., 4.35%, 04/15/29 (Call 01/15/29)	10	10,589
DTE Energy Co., Series C, 3.40%, 06/15/29 (Call 03/15/29)	12	12,818
Duke Energy Carolinas LLC, 2.45%, 08/15/29 (Call 05/15/29)	10	10,293
Duke Energy Corp., 2.45%, 06/01/30 (Call 03/01/30)	50	49,880
Duke Energy Florida LLC, 2.50%, 12/01/29 (Call 09/01/29)	25	25,729
Duke Energy Progress LLC, 3.70%, 09/01/28 (Call 06/01/28)	30	33,233

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Duquesne Light Holdings Inc., 2.78%, 01/07/32 (Call 10/07/31)(b)	$30	$30,177
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	45	47,990
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	25	27,784
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	50	52,063
Eversource Energy, Series O, 4.25%, 04/01/29 (Call 01/01/29)	5	5,638
Exelon Corp., 4.05%, 04/15/30 (Call 01/15/30)	25	28,096
FirstEnergy Corp.
Series B, 2.25%, 09/01/30 (Call 06/01/30)	10	9,487
Series B, 4.40%, 07/15/27 (Call 04/15/27)	15	16,051
FirstEnergy Transmission LLC, 2.87%, 09/15/28 (Call 07/15/28)(b)	10	10,113
Georgia Power Co., Series B, 2.65%, 09/15/29 (Call 06/15/29)	10	10,242
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	8	8,591
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)	5	5,558
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30)	60	66,359
ITC Holdings Corp.
2.95%, 05/14/30 (Call 02/14/30)(b)	10	10,334
3.35%, 11/15/27 (Call 08/15/27)	5	5,358
Jersey Central Power & Light Co., 2.75%, 03/01/32 (Call 12/01/31)(b)	40	40,832
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29 (Call 07/01/24)(b)	5	4,971
MidAmerican Energy Co., 3.65%, 04/15/29 (Call 01/15/29)	50	55,134
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	6	6,645
National Rural Utilities Cooperative Finance Corp., 2.40%, 03/15/30 (Call 12/15/29)	50	50,742
New York State Electric & Gas Corp., 2.15%, 10/01/31 (Call 07/01/31)(b)	100	99,028
NextEra Energy Capital Holdings Inc.
2.75%, 11/01/29 (Call 08/01/29)	50	51,640
3.55%, 05/01/27 (Call 02/01/27)	10	10,793
NextEra Energy Operating Partners LP, 4.50%, 09/15/27 (Call 06/15/27)(b)	10	10,590
Niagara Mohawk Power Corp., 4.28%, 12/15/28 (Call 09/15/28)(b)	5	5,572
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(b)	15	14,487
3.63%, 02/15/31 (Call 02/15/26)(b)	10	9,504
6.63%, 01/15/27 (Call 12/16/21)	3	3,102
NSTAR Electric Co.
3.20%, 05/15/27 (Call 02/15/27)	15	16,097
3.25%, 05/15/29 (Call 02/15/29)	10	10,809
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)	5	5,489
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30 (Call 02/15/30)	35	36,766
3.70%, 11/15/28 (Call 08/15/28)	5	5,583
Pacific Gas and Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	50	47,833
4.55%, 07/01/30 (Call 01/01/30)	50	54,580
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)	10	10,172
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)	10	10,298
5.25%, 07/01/30 (Call 07/01/25)	15	15,440
Pike Corp., 5.50%, 09/01/28 (Call 09/01/23)(b)	5	5,047
Security	Par (000)	Value

Electric (continued)
Public Service Co. of Colorado, 3.70%, 06/15/28 (Call 12/15/27)	$25	$27,773
Public Service Electric & Gas Co.
1.90%, 08/15/31 (Call 05/15/31)	70	69,023
3.70%, 05/01/28 (Call 02/01/28)	30	33,304
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	5	5,299
3.40%, 02/01/28 (Call 11/01/27)	50	53,771
Southern California Edison Co., Series A, 4.20%, 03/01/29 (Call 12/01/28)	10	11,222
Southern Co. (The), Series A, 3.70%, 04/30/30 (Call 01/30/30)	50	54,100
Talen Energy Supply LLC
6.63%, 01/15/28 (Call 01/15/23)(b)	5	4,577
7.25%, 05/15/27 (Call 05/15/22)(b)	5	4,655
7.63%, 06/01/28 (Call 06/01/23)(b)	5	4,615
Virginia Electric & Power Co., Series A, 3.80%, 04/01/28 (Call 01/01/28)	25	27,619
Vistra Operations Co. LLC
4.30%, 07/15/29 (Call 04/15/29)(b)	25	26,812
4.38%, 05/01/29 (Call 05/01/24)(b)	15	14,720
5.00%, 07/31/27 (Call 07/31/22)(b)	10	10,126
5.63%, 02/15/27 (Call 02/15/22)(b)	15	15,407
Wisconsin Electric Power Co., 1.70%, 06/15/28 (Call 04/15/28)	50	49,659
		1,931,704
Electrical Components & Equipment — 0.0%
Emerson Electric Co., 1.80%, 10/15/27 (Call 08/15/27)	10	9,989
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(b)	10	9,492
4.75%, 06/15/28 (Call 06/15/23)(b)	10	9,871
WESCO Distribution Inc., 7.25%, 06/15/28 (Call 06/15/23)(b)	15	16,307
		45,659
Electronics — 0.2%
Amphenol Corp., 4.35%, 06/01/29 (Call 03/01/29)	5	5,729
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)	11	11,918
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(b)	5	5,044
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	5	5,678
Honeywell International Inc.
1.75%, 09/01/31 (Call 06/01/31)	50	48,482
2.70%, 08/15/29 (Call 05/15/29)	10	10,510
Hubbell Inc., 3.15%, 08/15/27 (Call 05/15/27)	10	10,624
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(b)	25	25,168
Jabil Inc.
3.60%, 01/15/30 (Call 10/15/29)	5	5,406
3.95%, 01/12/28 (Call 10/12/27)	16	17,494
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	10	11,283
Sensata Technologies BV, 4.00%, 04/15/29 (Call 04/15/24)(b)	10	10,134
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	10	9,826
4.38%, 02/15/30 (Call 11/15/29)(b)	5	5,185
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	5	5,733
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(b)	5	4,853
Vontier Corp.
2.40%, 04/01/28 (Call 02/01/28)(b)	10	9,760
2.95%, 04/01/31 (Call 01/01/31)(b)	7	6,951
		209,778

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Energy - Alternate Sources — 0.0%
Renewable Energy Group Inc., 5.88%, 06/01/28 (Call 06/01/24)(b)	$5	$5,115
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(b)	10	10,168
5.00%, 01/31/28 (Call 07/31/27)(b)	10	10,445
		25,728
Engineering & Construction — 0.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	15	16,119
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(b)	5	5,048
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	5	5,041
Fluor Corp., 4.25%, 09/15/28 (Call 06/15/28)	5	5,063
Global Infrastructure Solutions Inc., 5.63%, 06/01/29 (Call 06/01/24)(b)	5	5,054
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29 (Call 06/01/24)(b)	5	5,092
IEA Energy Services LLC, 6.63%, 08/15/29 (Call 08/15/24)(b)	5	4,902
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)	15	15,449
TopBuild Corp., 3.63%, 03/15/29 (Call 03/15/24)(b)	5	4,980
VM Consolidated Inc., 5.50%, 04/15/29 (Call 04/15/24)(b)	5	5,007
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 09/15/23)(b)	10	10,295
		82,050
Entertainment — 0.2%
Affinity Gaming, 6.88%, 12/15/27 (Call 12/01/23)(b)	5	5,122
Allen Media LLC/Allen Media Co-Issuer Inc., 10.50%, 02/15/28 (Call 02/15/23)(b)	10	10,728
Boyne USA Inc., 4.75%, 05/15/29 (Call 05/15/24)(b)	10	10,113
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(b)	10	9,723
8.13%, 07/01/27 (Call 07/01/23)(b)	20	21,977
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	5	5,133
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.38%, 04/15/27 (Call 04/15/22)	5	5,091
Churchill Downs Inc., 5.50%, 04/01/27 (Call 04/01/22)(b)	10	10,296
Cinemark USA Inc., 5.25%, 07/15/28 (Call 07/15/24)(b)	5	4,718
Everi Holdings Inc., 5.00%, 07/15/29 (Call 07/15/24)(b)	5	5,001
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 04/15/24)(b)	15	15,201
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(b)	10	9,649
4.75%, 10/15/27 (Call 10/15/22)(b)	10	9,988
6.50%, 05/15/27 (Call 05/15/23)(b)	15	16,267
Midwest Gaming Borrower LLC, 4.88%, 05/01/29 (Call 05/01/24)(b)	10	9,907
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance Inc., 8.50%, 11/15/27 (Call 11/15/23)(b)	15	16,218
Penn National Gaming Inc.
4.13%, 07/01/29 (Call 07/01/24)(b)	5	4,718
5.63%, 01/15/27 (Call 01/15/22)(b)	5	5,130
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29 (Call 09/01/24)(b)	5	4,994
Scientific Games International Inc., 7.25%, 11/15/29 (Call 11/15/24)(b)	10	11,037
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29 (Call 08/15/24)(b)	10	9,965
Six Flags Entertainment Corp., 5.50%, 04/15/27 (Call 04/15/22)(b)	5	5,137
Security	Par (000)	Value

Entertainment (continued)
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(b)	$10	$9,433
3.88%, 07/15/30 (Call 07/15/25)(b)	10	10,024
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
5.13%, 10/01/29 (Call 07/01/29)(b)	25	24,448
		250,018
Environmental Control — 0.2%
Covanta Holding Corp.
5.00%, 09/01/30 (Call 09/01/25)	5	5,026
6.00%, 01/01/27 (Call 01/01/22)	5	5,175
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(b)	10	9,694
4.00%, 08/01/28 (Call 08/01/23)(b)	10	9,681
4.38%, 08/15/29 (Call 08/15/24)(b)	5	4,861
4.75%, 06/15/29 (Call 06/15/24)(b)	5	4,998
5.13%, 12/15/26 (Call 12/15/22)(b)	5	5,181
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(b)	10	9,735
5.88%, 06/30/29 (Call 06/30/24)(b)	10	9,629
Republic Services Inc.
3.38%, 11/15/27 (Call 08/15/27)	25	26,798
3.95%, 05/15/28 (Call 02/15/28)	20	22,235
Stericycle Inc., 3.88%, 01/15/29 (Call 11/15/23)(b)	10	9,752
Waste Connections Inc.
3.50%, 05/01/29 (Call 02/01/29)	9	9,802
4.25%, 12/01/28 (Call 09/01/28)	5	5,656
Waste Management Inc.
2.00%, 06/01/29 (Call 04/01/29)	25	24,870
3.15%, 11/15/27 (Call 08/15/27)	30	32,013
		195,106
Food — 0.6%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.50%, 03/15/29 (Call 09/15/23)(b)	15	14,872
4.63%, 01/15/27 (Call 01/15/23)(b)	10	10,364
4.88%, 02/15/30 (Call 02/15/25)(b)	15	15,970
B&G Foods Inc., 5.25%, 09/15/27 (Call 03/01/22)	10	10,157
C&S Group Enterprises LLC, 5.00%, 12/15/28 (Call 12/15/23)(b)	5	4,670
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	25	27,818
Chobani LLC/Chobani Finance Corp. Inc., 4.63%, 11/15/28 (Call 11/15/23)(b)	5	5,077
General Mills Inc., 2.88%, 04/15/30 (Call 01/15/30)	60	62,933
Hershey Co. (The), 2.45%, 11/15/29 (Call 08/15/29)	5	5,239
Ingles Markets Inc., 4.00%, 06/15/31 (Call 06/15/26)(b)	5	4,965
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., 5.50%, 01/15/30 (Call 01/15/25)(b)	50	53,741
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	50	48,407
3.38%, 12/15/27 (Call 09/15/27)	10	10,746
Kellogg Co., 3.40%, 11/15/27 (Call 08/15/27)	55	59,244
Kraft Heinz Foods Co.
3.88%, 05/15/27 (Call 02/15/27)	15	16,210
4.25%, 03/01/31 (Call 12/01/30)	20	22,857
4.63%, 01/30/29 (Call 10/30/28)	5	5,766
Kroger Co. (The)
3.70%, 08/01/27 (Call 05/01/27)	20	21,822
4.50%, 01/15/29 (Call 10/15/28)	5	5,787

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(b)	$25	$24,937
4.88%, 05/15/28 (Call 11/15/27)(b)	10	10,610
Mars Inc., 3.20%, 04/01/30 (Call 01/01/30)(b)	5	5,427
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)	32	34,380
Mondelez International Inc., 4.13%, 05/07/28 (Call 02/07/28)	25	28,677
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(b)	15	14,480
5.50%, 10/15/27 (Call 10/15/22)(b)	10	10,320
Pilgrim’s Pride Corp.
4.25%, 04/15/31 (Call 04/15/26)(b)	10	10,479
5.88%, 09/30/27 (Call 09/30/22)(b)	10	10,500
Post Holdings Inc.
4.63%, 04/15/30 (Call 04/15/25)(b)	25	24,783
5.63%, 01/15/28 (Call 12/01/22)(b)	10	10,304
5.75%, 03/01/27 (Call 03/01/22)(b)	25	25,772
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/28 (Call 10/15/23)(b)	5	5,250
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29 (Call 03/01/24)(b)	10	9,862
Smithfield Foods Inc.
4.25%, 02/01/27 (Call 11/01/26)(b)	10	10,801
5.20%, 04/01/29 (Call 01/01/29)(b)	25	28,795
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	15	15,113
3.25%, 07/15/27 (Call 04/15/27)	10	10,627
5.95%, 04/01/30 (Call 01/01/30)	25	31,406
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)	10	9,484
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	25	26,928
4.35%, 03/01/29 (Call 12/01/28)	25	28,522
U.S. Foods Inc., 4.75%, 02/15/29 (Call 02/15/24)(b)	5	5,060
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(b)	10	10,736
		809,898
Food Service — 0.0%
Aramark Services Inc., 5.00%, 02/01/28 (Call 02/01/23)(b)	15	15,140
Bloomin’ Brands Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29 (Call 04/15/24)(b)	5	4,919
Carrols Restaurant Group Inc., 5.88%, 07/01/29 (Call 07/01/24)(b)	5	4,302
Papa John’s International Inc., 3.88%, 09/15/29 (Call 09/15/24)(b)	5	4,902
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(b)	5	5,116
10.50%, 05/15/29 (Call 05/15/24)(b)	5	5,260
		39,639
Forest Products & Paper — 0.1%
Clearwater Paper Corp., 4.75%, 08/15/28 (Call 08/15/23)(b)	5	5,054
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	10	10,999
Georgia-Pacific LLC, 2.30%, 04/30/30 (Call 01/30/30)(b)	60	60,712
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)	10	9,875
Pearl Merger Sub Inc., 6.75%, 10/01/28 (Call 10/01/24)(b)	10	10,053
Sylvamo Corp., 7.00%, 09/01/29 (Call 09/01/24)(b)	5	5,158
		101,851
Gas — 0.1%
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(b)	25	25,861
3.15%, 08/01/27 (Call 05/01/27)(b)	10	10,444
Security	Par (000)	Value

Gas (continued)
CenterPoint Energy Resources Corp., 4.00%, 04/01/28 (Call 01/01/28)	$10	$11,089
National Fuel Gas Co., 3.95%, 09/15/27 (Call 06/15/27)	25	26,537
NiSource Inc., 3.49%, 05/15/27 (Call 02/15/27)	25	26,887
		100,818
Health Care - Products — 0.3%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(b)	25	25,005
4.63%, 07/15/28 (Call 07/15/23)(b)	15	15,501
Baxter International Inc.
2.27%, 12/01/28 (Call 10/01/28)(b)	25	25,142
3.95%, 04/01/30 (Call 01/01/30)	15	16,770
Boston Scientific Corp., 2.65%, 06/01/30 (Call 03/01/30)	55	56,010
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)	5	5,182
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	20	22,599
Hill-Rom Holdings Inc., 4.38%, 09/15/27 (Call 09/15/22)(b)	25	25,944
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(b)	15	14,727
4.63%, 02/01/28 (Call 02/01/23)(b)	5	5,205
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	10	10,819
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (Call 10/01/24)(b)	40	39,503
5.25%, 10/01/29 (Call 10/01/24)(b)	25	24,985
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28 (Call 02/01/23)(b)	3	3,171
Stryker Corp., 3.65%, 03/07/28 (Call 12/07/27)	22	24,203
Teleflex Inc., 4.25%, 06/01/28 (Call 06/01/23)(b)	15	15,245
Varex Imaging Corp., 7.88%, 10/15/27 (Call 10/15/23)(b)	5	5,579
		335,590
Health Care - Services — 0.7%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(b)	5	5,104
5.50%, 07/01/28 (Call 07/01/23)(b)	10	10,409
AHP Health Partners Inc., 5.75%, 07/15/29 (Call 07/15/24)(b)	5	4,951
Akumin Escrow Inc., 7.50%, 08/01/28 (Call 08/01/24)(b)	5	4,663
Anthem Inc.
2.88%, 09/15/29 (Call 06/15/29)	35	36,578
3.65%, 12/01/27 (Call 09/01/27)	35	38,130
Catalent Pharma Solutions Inc., 3.13%, 02/15/29 (Call 02/15/24)(b)	10	9,529
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	15	14,716
2.50%, 03/01/31 (Call 12/01/30)	25	23,987
2.63%, 08/01/31 (Call 05/01/31)	10	9,667
3.00%, 10/15/30 (Call 07/15/30)	15	14,987
3.38%, 02/15/30 (Call 02/15/25)	20	20,161
4.25%, 12/15/27 (Call 12/15/22)	20	20,754
4.63%, 12/15/29 (Call 12/15/24)	45	48,146
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(b)	5	4,974
4.00%, 03/15/31 (Call 03/15/26)(b)	5	5,026
4.25%, 05/01/28 (Call 05/01/23)(b)	5	5,071
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(b)	10	9,857
5.63%, 03/15/27 (Call 12/15/23)(b)	10	10,281
6.00%, 01/15/29 (Call 01/15/24)(b)	20	20,791
6.13%, 04/01/30 (Call 04/01/25)(b)	10	9,579
6.88%, 04/01/28 (Call 04/01/23)(b)	10	9,370

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
6.88%, 04/15/29 (Call 04/15/24)(b)	$20	$19,696
8.00%, 12/15/27 (Call 12/15/22)(b)	10	10,706
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	15	13,925
4.63%, 06/01/30 (Call 06/01/25)(b)	30	29,625
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	15	15,164
4.75%, 02/01/30 (Call 02/01/25)	10	10,097
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	15	14,640
3.50%, 09/01/30 (Call 03/01/30)	30	31,225
4.13%, 06/15/29 (Call 03/15/29)	50	55,048
5.63%, 09/01/28 (Call 03/01/28)	15	17,336
5.88%, 02/01/29 (Call 08/01/28)	15	17,694
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	25	26,281
3.95%, 03/15/27 (Call 12/15/26)	8	8,770
Laboratory Corp. of America Holdings, 3.60%, 09/01/27 (Call 06/01/27)	12	12,957
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(b)	5	4,831
MEDNAX Inc., 6.25%, 01/15/27 (Call 01/15/22)(b)	10	10,432
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(b)	5	4,980
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(b)	10	10,049
4.38%, 06/15/28 (Call 06/15/23)(b)	10	10,160
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	5	5,190
Quest Diagnostics Inc., 4.20%, 06/30/29 (Call 03/30/29)	5	5,683
RegionalCare Hospital Partners Holdings Inc./LifePoint
Health Inc., 9.75%, 12/01/26 (Call 12/31/21)(b)	15	15,729
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(b)	10	9,854
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)(b)	20	19,800
4.38%, 01/15/30 (Call 12/01/24)(b)	25	24,911
5.13%, 11/01/27 (Call 11/01/22)(b)	20	20,560
6.13%, 10/01/28 (Call 10/01/23)(b)	25	25,547
6.25%, 02/01/27 (Call 02/01/22)(b)	10	10,360
Toledo Hospital (The), Series B, 5.33%, 11/15/28	5	5,618
UnitedHealth Group Inc.
2.88%, 08/15/29	60	63,585
2.95%, 10/15/27	20	21,322
3.88%, 12/15/28	25	28,133
Universal Health Services Inc., 2.65%, 10/15/30 (Call 07/15/30)(b)	10	9,881
		926,520
Holding Companies - Diversified — 0.1%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(b)	10	10,303
Hightower Holding LLC, 6.75%, 04/15/29 (Call 04/15/24)(b)	5	5,047
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	10	9,728
5.25%, 05/15/27 (Call 11/15/26)	15	15,220
Owl Rock Capital Corp., 2.88%, 06/11/28 (Call 04/11/28)	25	24,451
		64,749
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29 (Call 08/01/24)(b)	5	4,944
4.63%, 04/01/30 (Call 04/01/25)(b)	5	4,893
Security	Par (000)	Value

Home Builders (continued)
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(b)	$5	$4,992
5.00%, 06/15/29 (Call 06/15/24)(b)	5	4,971
6.25%, 09/15/27 (Call 09/15/22)(b)	5	5,196
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(b)	5	4,929
6.75%, 06/01/27 (Call 06/01/22)	5	5,252
Forestar Group Inc., 5.00%, 03/01/28 (Call 03/01/23)(b)	5	5,086
KB Home
4.00%, 06/15/31 (Call 12/15/30)	5	5,050
4.80%, 11/15/29 (Call 05/15/29)	5	5,325
6.88%, 06/15/27 (Call 12/15/26)	5	5,844
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(b)	5	4,827
M/I Homes Inc., 3.95%, 02/15/30 (Call 08/15/29)	5	4,936
Mattamy Group Corp., 4.63%, 03/01/30 (Call 03/01/25)(b)	10	9,924
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	15	14,470
3.85%, 01/15/30 (Call 07/15/29)	15	15,838
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	10	10,414
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 04/01/29 (Call 04/01/24)(b)	5	4,975
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(b)	5	5,364
5.75%, 01/15/28 (Call 10/15/27)(b)	15	16,469
Toll Brothers Finance Corp.
4.35%, 02/15/28 (Call 11/15/27)	5	5,410
4.88%, 03/15/27 (Call 12/15/26)	5	5,549
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)	5	5,365
5.70%, 06/15/28 (Call 12/15/27)	5	5,403
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(b)	5	5,109
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 07/15/23)(b)	10	10,676
		181,211
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	10	10,726
4.40%, 03/15/29 (Call 12/15/28)	5	5,642
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(b)	10	9,671
4.00%, 04/15/29 (Call 04/15/24)(b)	20	19,870
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)	5	5,803
		51,712
Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)	5	4,896
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	5	5,873
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)	5	5,000
4.13%, 04/30/31 (Call 04/30/26)(b)	5	5,013
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	15	15,972
Clorox Co. (The), 3.90%, 05/15/28 (Call 02/15/28)	25	28,188
Kimberly-Clark Corp.
3.20%, 04/25/29 (Call 01/25/29)	5	5,442
3.95%, 11/01/28 (Call 08/01/28)	5	5,705
Kronos Acquisition Holdings Inc./KIK Custom Products Inc., 7.00%, 12/31/27 (Call 12/31/23)(b)	5	4,765
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(b)	5	4,838

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares (continued)
5.00%, 10/01/29 (Call 10/01/24)(b)	$5	$5,273
5.50%, 07/15/30 (Call 07/15/25)(b)	10	10,683
		101,648
Housewares — 0.0%
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/31 (Call 04/01/26)(b)	10	9,730
SWF Escrow Issuer Corp., 6.50%, 10/01/29 (Call 10/01/24)(b)	5	4,789
		14,519
Insurance — 1.1%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	10	9,376
6.00%, 08/01/29 (Call 08/01/24)(b)	5	4,791
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(b)	5	4,881
6.75%, 10/15/27 (Call 10/15/22)(b)	15	15,177
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	15	17,091
American International Group Inc., 3.40%, 06/30/30 (Call 03/30/30)	50	54,194
Americo Life Inc., 3.45%, 04/15/31(b)	75	74,412
AmWINS Group Inc., 4.88%, 06/30/29 (Call 06/30/24)(b)	5	4,932
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	40	41,077
Aon Corp./Aon Global Holdings PLC, 2.05%, 08/23/31 (Call 05/23/31)	50	48,317
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31 (Call 03/15/31)	40	42,050
AssuredPartners Inc., 5.63%, 01/15/29 (Call 12/15/23)(b)	5	4,819
Athene Global Funding, 1.99%, 08/19/28(b)	135	130,806
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	25	27,520
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	30	33,043
Berkshire Hathaway Finance Corp., 1.85%, 03/12/30 (Call 12/12/29)	5	4,968
Brighthouse Financial Global Funding, 2.00%, 06/28/28(b)	35	34,708
Brighthouse Financial Inc., 5.63%, 05/15/30 (Call 02/15/30)	5	6,020
BroadStreet Partners Inc., 5.88%, 04/15/29 (Call 04/15/24)(b)	10	9,776
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/15/27)	25	27,003
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	10	11,570
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	20	19,622
4.95%, 06/01/29 (Call 03/01/29)	5	5,654
Equitable Holdings Inc., 4.35%, 04/20/28 (Call 01/20/28)	50	56,312
F&G Global Funding, 2.00%, 09/20/28(b)	50	48,750
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	30	33,963
Five Corners Funding Trust II, 2.85%, 05/15/30 (Call 02/15/30)(b)	100	103,874
Global Atlantic Fin Co.
3.13%, 06/15/31 (Call 03/15/31)(b)	10	10,024
4.40%, 10/15/29 (Call 07/15/29)(b)	5	5,445
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	5	5,695
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28 (Call 02/17/28)(b)	35	39,597
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)	5	5,212
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 12/15/26)(a)(b)	5	4,979
4.57%, 02/01/29(b)	25	29,051
Markel Corp., 3.50%, 11/01/27 (Call 08/01/27)	25	26,923
Security	Par (000)	Value

Insurance (continued)
Marsh & McLennan Companies Inc., 4.38%, 03/15/29 (Call 12/15/28)	$31	$35,357
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	10	11,063
MetLife Inc., 4.55%, 03/23/30 (Call 12/23/29)	65	76,742
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	5	5,177
New York Life Global Funding, 3.00%, 01/10/28(b)	25	26,902
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	15	16,537
Principal Financial Group Inc., 2.13%, 06/15/30 (Call 03/15/30)	55	54,494
Principal Life Global Funding II, 2.50%, 09/16/29(b)	5	5,236
Protective Life Corp., 4.30%, 09/30/28 (Call 06/30/28)(b)	5	5,641
Prudential PLC, 3.13%, 04/14/30	50	53,679
Radian Group Inc., 4.88%, 03/15/27 (Call 09/15/26)	10	10,528
Reinsurance Group of America Inc., 3.90%, 05/15/29 (Call 02/15/29)	15	16,686
Sagicor Financial Co. Ltd., 5.30%, 05/13/28 (Call 05/13/24)(b)	5	5,151
Sammons Financial Group Inc., 4.45%, 05/12/27 (Call 02/12/27)(b)	60	66,538
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	10	11,112
Willis North America Inc., 2.95%, 09/15/29 (Call 06/15/29)	10	10,322
		1,412,797
Internet — 0.5%
Amazon.com Inc., 3.15%, 08/22/27 (Call 05/22/27)	60	64,588
ANGI Group LLC, 3.88%, 08/15/28 (Call 08/15/23)(b)	5	4,755
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(b)	5	4,951
6.13%, 12/01/28 (Call 12/01/23)(b)	5	5,041
Booking Holdings Inc., 4.63%, 04/13/30 (Call 01/13/30)	50	58,535
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(b)	5	5,259
E*TRADE Financial Corp., 3.80%, 08/24/27 (Call 05/24/27)	25	27,261
eBay Inc., 3.60%, 06/05/27 (Call 03/05/27)	45	48,756
Endure Digital Inc., 6.00%, 02/15/29 (Call 02/15/24)(b)	5	4,617
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)	30	30,233
3.25%, 02/15/30 (Call 11/15/29)	32	32,985
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 3.50%, 03/01/29 (Call 03/01/24)(b)	10	9,531
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(b)	5	5,031
Match Group Holdings II LLC
4.13%, 08/01/30 (Call 05/01/25)(b)	5	4,969
4.63%, 06/01/28 (Call 06/01/23)(b)	5	5,077
5.63%, 02/15/29 (Call 02/15/24)(b)	5	5,350
Netflix Inc.
4.88%, 04/15/28	10	11,335
4.88%, 06/15/30 (Call 03/15/30)(b)	15	17,379
5.38%, 11/15/29(b)	10	11,837
5.88%, 11/15/28	25	29,960
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc., 6.00%, 02/15/28 (Call 02/15/24)(b)	5	4,747
Tencent Holdings Ltd., 3.98%, 04/11/29 (Call 01/11/29)(d)	200	218,282
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(b)	20	19,748
6.25%, 01/15/28 (Call 09/15/23)(b)	10	10,695
7.50%, 09/15/27 (Call 09/15/22)(b)	5	5,424
VeriSign Inc., 4.75%, 07/15/27 (Call 07/15/22)	25	26,056
		672,402
Iron & Steel — 0.1%
Allegheny Technologies Inc., 4.88%, 10/01/29 (Call 10/01/24)	5	4,935

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 09/15/23)(b)	$8	$8,587
Carpenter Technology Corp., 6.38%, 07/15/28 (Call 07/15/23)	10	10,551
Cleveland-Cliffs Inc., 4.63%, 03/01/29 (Call 03/01/24)(b)	10	10,077
Commercial Metals Co., 3.88%, 02/15/31 (Call 02/15/26)	5	4,958
Steel Dynamics Inc., 3.45%, 04/15/30 (Call 01/15/30)	20	21,319
TMS International Corp./DE, 6.25%, 04/15/29 (Call 04/15/24)(b)	5	5,032
United States Steel Corp., 6.88%, 03/01/29 (Call 03/01/24)	15	15,715
		81,174
Leisure Time — 0.1%
Carnival Corp.
4.00%, 08/01/28 (Call 05/01/28)(b)	25	24,373
5.75%, 03/01/27 (Call 12/01/26)(b)	35	34,159
6.00%, 05/01/29 (Call 11/01/24)(b)	25	24,383
9.88%, 08/01/27 (Call 02/01/24)(b)	15	17,040
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (Call 06/01/24)(b)	5	4,788
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(b)	10	9,774
Royal Caribbean Cruises Ltd., 5.50%, 04/01/28 (Call 10/01/27)(b)	25	24,352
Viking Cruises Ltd., 7.00%, 02/15/29 (Call 02/15/24)(b)	15	14,619
Viking Ocrean Cruises shi, 5.63%, 02/15/29 (Call 02/15/24)(b)	5	4,846
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(b)	5	4,992
		163,326
Lodging — 0.2%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)	10	10,115
4.75%, 06/15/31 (Call 06/15/26)(b)	5	4,978
Full House Resorts Inc., 8.25%, 02/15/28 (Call 02/15/24)(b)	5	5,191
Hilton Domestic Operating Co. Inc.
4.00%, 05/01/31 (Call 05/01/26)(b)	15	15,038
4.88%, 01/15/30 (Call 01/15/25)	10	10,558
5.75%, 05/01/28 (Call 05/01/23)(b)	25	26,454
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(b)	10	9,861
5.00%, 06/01/29 (Call 06/01/24)(b)	10	9,941
Hyatt Hotels Corp., 4.38%, 09/15/28 (Call 06/15/28)	12	13,004
Las Vegas Sands Corp., 3.90%, 08/08/29 (Call 05/08/29)	25	25,347
Marriott International Inc./MD
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	37	41,694
Series X, 4.00%, 04/15/28 (Call 01/15/28)	6	6,527
Marriott Ownership Resorts Inc.
4.50%, 06/15/29 (Call 06/15/24)(b)	5	4,912
4.75%, 01/15/28 (Call 09/15/22)	10	10,046
MGM Resorts International
4.75%, 10/15/28 (Call 07/15/28)	10	10,196
5.50%, 04/15/27 (Call 01/15/27)	7	7,291
Station Casinos LLC, 4.50%, 02/15/28 (Call 02/15/23)(b)	10	9,997
Travel + Leisure Co.
4.63%, 03/01/30 (Call 12/01/29)(b)	5	4,979
6.00%, 04/01/27 (Call 01/01/27)	5	5,266
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 08/15/23)(b)	5	5,051
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27 (Call 02/15/27)(b)(c)	20	19,668
		256,114
Security	Par (000)	Value

Machinery — 0.2%
ATS Automation Tooling Systems Inc., 4.13%, 12/15/28 (Call 12/15/23)(b)	$5	$5,056
Caterpillar Inc., 2.60%, 04/09/30 (Call 01/09/30)	50	52,346
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	20	21,827
Deere & Co., 3.10%, 04/15/30 (Call 01/15/30)	55	59,425
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(b)	5	5,029
John Deere Capital Corp.
2.45%, 01/09/30	10	10,324
3.45%, 03/07/29	5	5,546
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	5	5,032
nVent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	10	11,169
Otis Worldwide Corp., 2.29%, 04/05/27 (Call 02/05/27)	50	50,786
Rockwell Automation Inc., 3.50%, 03/01/29 (Call 12/01/28)	5	5,554
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(b)	10	10,188
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(b)	10	10,010
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	25	28,506
		280,798
Manufacturing — 0.2%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)	10	10,268
2.88%, 10/15/27 (Call 07/15/27)	40	42,599
3.63%, 09/14/28 (Call 06/14/28)	5	5,579
Carlisle Companies Inc., 3.75%, 12/01/27 (Call 09/01/27)	5	5,421
General Electric Co.
3.45%, 05/01/27 (Call 03/01/27)	15	16,347
3.63%, 05/01/30 (Call 02/01/30)	25	28,192
Hillenbrand Inc., 3.75%, 03/01/31 (Call 03/01/26)	5	4,915
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	25	26,825
3.25%, 06/14/29 (Call 03/14/29)	10	10,645
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	5	5,690
Textron Inc., 3.65%, 03/15/27 (Call 12/15/26)	45	48,597
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	35	38,327
Victoria’s Secret & Co., 4.63%, 07/15/29 (Call 07/15/24)(b)	10	9,879
		253,284
Media — 1.1%
Altice Financing SA, 5.75%, 08/15/29 (Call 08/15/24)(b)	20	19,064
AMC Networks Inc., 4.25%, 02/15/29 (Call 02/15/24)	15	14,638
Audacy Capital Corp., 6.75%, 03/31/29 (Call 03/31/24)(b)	5	4,896
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(b)	10	9,668
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(b)	25	24,668
4.50%, 08/15/30 (Call 02/15/25)(b)	30	30,255
4.75%, 03/01/30 (Call 09/01/24)(b)	30	30,763
5.00%, 02/01/28 (Call 08/01/22)(b)	15	15,443
5.13%, 05/01/27 (Call 05/01/22)(b)	35	36,056
5.38%, 06/01/29 (Call 06/01/24)(b)	20	21,175
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	50	48,609
3.75%, 02/15/28 (Call 11/15/27)	5	5,385
4.20%, 03/15/28 (Call 12/15/27)	40	43,820
5.05%, 03/30/29 (Call 12/30/28)	20	23,080
Clear Channel Worldwide Holdings Inc., 5.13%, 08/15/27 (Call 08/15/22)(b)	15	15,202

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Comcast Corp.
3.15%, 02/15/28 (Call 11/15/27)	$45	$48,291
3.40%, 04/01/30 (Call 01/01/30)	50	54,462
4.15%, 10/15/28 (Call 07/15/28)	50	56,655
Cox Communications Inc., 3.50%, 08/15/27 (Call 05/15/27)(b)	25	26,943
CSC Holdings LLC
5.38%, 02/01/28 (Call 02/01/23)(b)	25	25,694
5.75%, 01/15/30 (Call 01/15/25)(b)	25	24,510
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.63%, 08/15/27 (Call 08/15/22)(b)(c)	20	4,210
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., 5.88%, 08/15/27 (Call 08/15/23)(b)	25	25,456
Discovery Communications LLC, 3.63%, 05/15/30 (Call 02/15/30)	50	53,548
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(b)	25	24,757
5.75%, 12/01/28 (Call 12/01/27)(b)	20	19,692
7.38%, 07/01/28 (Call 07/01/23)	10	9,788
5.13%, 06/01/29	15	13,185
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)	65	74,436
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(b)	10	10,232
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(b)	15	15,051
Gray Television Inc., 4.75%, 10/15/30 (Call 10/15/25)(b)	10	9,635
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(b)	15	14,927
8.38%, 05/01/27 (Call 05/01/22)	15	15,802
Liberty Interactive LLC, 8.25%, 02/01/30	10	10,715
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(b)	10	9,648
8.00%, 08/01/29 (Call 08/01/24)(b)	10	9,747
News Corp., 3.88%, 05/15/29 (Call 05/15/24)(b)	15	14,768
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(b)	15	14,987
5.63%, 07/15/27 (Call 07/15/22)(b)	25	25,945
Radiate Holdco LLC/Radiate Finance Inc., 6.50%, 09/15/28 (Call 09/15/23)(b)	10	9,699
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(b)	5	4,971
5.38%, 01/15/31 (Call 01/15/26)(b)	5	5,025
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/22)(b)	10	10,201
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(b)	10	9,052
5.50%, 03/01/30 (Call 12/01/24)(b)	10	9,057
Sirius XM Radio Inc.
3.88%, 09/01/31 (Call 09/01/26)(b)	20	18,991
4.00%, 07/15/28 (Call 07/15/24)(b)	20	19,751
4.13%, 07/01/30 (Call 07/01/25)(b)	15	14,656
5.00%, 08/01/27 (Call 08/01/22)(b)	25	25,798
TCI Communications Inc., 7.13%, 02/15/28	5	6,510
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)	10	9,984
5.00%, 09/15/29 (Call 09/15/24)	20	20,100
TWDC Enterprises 18 Corp., 2.95%, 06/15/27	10	10,704
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(b)	15	15,012
6.63%, 06/01/27 (Call 06/01/23)(b)	15	16,020
Urban One Inc., 7.38%, 02/01/28 (Call 02/01/24)(b)	15	15,264
ViacomCBS Inc., 3.70%, 06/01/28 (Call 03/01/28)	55	60,039
Security	Par (000)	Value

Media (continued)
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(b)	$5	$5,004
5.13%, 04/15/27 (Call 04/15/22)(b)	25	25,734
Walt Disney Co. (The)
2.20%, 01/13/28	40	40,605
2.65%, 01/13/31	60	62,381
		1,370,364
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 5.00%, 09/30/27 (Call 09/30/22)(b)	10	10,358

Mining — 0.5%
Arconic Corp., 6.13%, 02/15/28 (Call 02/15/23)(b)	15	15,592
Century Aluminum Co., 7.50%, 04/01/28 (Call 04/01/24)(b)	5	5,269
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(b)	5	4,775
Corp. Nacional del Cobre de Chile, 3.63%, 08/01/27 (Call 05/01/27)(d)	200	212,612
FMG Resources August 2006 Pty Ltd., 4.38%, 04/01/31 (Call 01/01/31)(b)	20	20,276
Freeport-McMoRan Inc.
4.25%, 03/01/30 (Call 03/01/25)	10	10,374
4.63%, 08/01/30 (Call 08/01/25)	10	10,562
Glencore Funding LLC, 4.00%, 03/27/27 (Call 12/27/26)(b)	35	37,767
Indonesia Asahan Aluminium Persero PT, 6.53%, 11/15/28(d)	200	239,094
Joseph T Ryerson & Son Inc., 8.50%, 08/01/28 (Call 08/01/23)(b)	6	6,578
Kaiser Aluminum Corp., 4.50%, 06/01/31 (Call 06/01/26)(b)	5	4,854
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	5	5,601
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(b)	10	10,462
Newmont Corp., 2.80%, 10/01/29 (Call 07/01/29)	5	5,138
Novelis Corp.
3.88%, 08/15/31 (Call 08/15/26)(b)	10	9,680
4.75%, 01/30/30 (Call 01/30/25)(b)	20	20,194
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	14	18,451
		637,279
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp., 3.25%, 02/15/29 (Call 08/15/23)	10	9,988
Pitney Bowes Inc., 6.88%, 03/15/27 (Call 03/15/24)(b)	10	10,291
Xerox Holdings Corp., 5.50%, 08/15/28 (Call 07/15/28)(b)	10	10,049
		30,328
Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28 (Call 12/01/23)(b)	5	5,228
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	14	15,896
		21,124
Oil & Gas — 1.6%
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(b)	5	5,175
7.63%, 02/01/29 (Call 02/01/24)(b)	8	8,776
Apache Corp.
4.38%, 10/15/28 (Call 07/15/28)	21	22,152
4.88%, 11/15/27 (Call 05/15/27)	15	15,999
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(b)	5	4,916
8.25%, 12/31/28 (Call 02/01/24)(b)	5	5,300
BP Capital Markets America Inc.
3.63%, 04/06/30 (Call 01/06/30)	60	65,843
3.94%, 09/21/28 (Call 06/21/28)	10	11,126
BP Capital Markets PLC, 3.28%, 09/19/27 (Call 06/19/27)	15	16,032

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Callon Petroleum Co., 8.00%, 08/01/28 (Call 08/01/24)(b)(c)	$5	$4,898
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	35	37,577
Cenovus Energy Inc., 4.25%, 04/15/27 (Call 01/15/27)	20	21,770
Chesapeake Energy Corp., 5.88%, 02/01/29 (Call 02/05/24)(b)	5	5,301
Chevron USA Inc.
3.25%, 10/15/29 (Call 07/15/29)	5	5,431
3.85%, 01/15/28 (Call 10/15/27)	5	5,558
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(b)	5	5,121
7.25%, 03/14/27 (Call 03/14/22)(b)	10	10,566
Colgate Energy Partners III LLC, 5.88%, 07/01/29 (Call 07/01/24)(b)	5	4,961
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(b)	10	10,032
6.75%, 03/01/29 (Call 03/01/24)(b)	15	15,600
ConocoPhillips
3.75%, 10/01/27 (Call 07/01/27)(b)	6	6,544
4.30%, 08/15/28 (Call 05/15/28)(b)	40	45,258
ConocoPhillips Co., 6.95%, 04/15/29	19	24,982
Continental Resources Inc./OK
4.38%, 01/15/28 (Call 10/15/27)	15	16,160
5.75%, 01/15/31 (Call 07/15/30)(b)	10	11,666
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)(b)	6	6,501
4.38%, 03/15/29 (Call 12/15/28)(b)	10	11,128
CrownRock LP/CrownRock Finance Inc., 5.00%, 05/01/29 (Call 05/01/24)(b)	5	5,030
CVR Energy Inc., 5.75%, 02/15/28 (Call 02/15/23)(b)(c)	5	4,717
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)(b)	35	37,603
5.25%, 10/15/27 (Call 10/15/22)(b)	3	3,172
Diamondback Energy Inc., 3.50%, 12/01/29 (Call 09/01/29)	35	36,762
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/28 (Call 05/01/24)(b)	5	5,055
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28 (Call 01/30/23)(b)	5	5,203
Eni USA Inc., 7.30%, 11/15/27	15	19,140
EQT Corp.
3.63%, 05/15/31 (Call 05/15/30)(b)	5	5,101
5.00%, 01/15/29 (Call 07/15/28)	5	5,490
7.50%, 02/01/30 (Call 11/01/29)	10	12,630
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	45	45,864
3.63%, 09/10/28 (Call 06/10/28)	35	38,727
Exxon Mobil Corp., 2.44%, 08/16/29 (Call 05/16/29)	20	20,513
Gazprom PJSC Via Gaz Capital SA, 4.95%, 02/06/28(d)	200	216,094
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	10	10,871
7.88%, 10/01/29	5	6,784
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(b)	5	4,920
6.00%, 02/01/31 (Call 02/01/26)(b)	10	9,967
Laredo Petroleum Inc.
7.75%, 07/31/29 (Call 07/31/24)(b)	5	4,733
10.13%, 01/15/28 (Call 01/15/23)	5	5,097
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	25	27,300
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(b)	10	9,949
Security	Par (000)	Value

Oil & Gas (continued)
7.13%, 02/01/27 (Call 02/01/23)(b)	$15	$15,460
Moss Creek Resources Holdings Inc., 10.50%, 05/15/27 (Call 05/15/22)(b)	5	4,771
Murphy Oil Corp.
6.38%, 07/15/28 (Call 07/15/24)	5	5,174
7.05%, 05/01/29	5	5,470
Nabors Industries Ltd., 7.50%, 01/15/28 (Call 01/15/23)(b)	5	4,250
Northern Oil and Gas Inc., 8.13%, 03/01/28 (Call 03/01/24)(b)	5	5,189
Occidental Petroleum Corp.
3.00%, 02/15/27 (Call 11/15/26)	2	1,935
3.50%, 08/15/29 (Call 05/15/29)	25	24,495
6.13%, 01/01/31 (Call 07/01/30)	15	17,505
6.63%, 09/01/30 (Call 03/01/30)	15	17,992
7.50%, 05/01/31	10	12,612
8.50%, 07/15/27 (Call 01/15/27)	15	18,195
8.88%, 07/15/30 (Call 01/15/30)	10	13,132
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(b)	10	9,823
5.88%, 07/15/27 (Call 07/15/22)(b)	10	10,468
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)	5	4,890
5.15%, 11/15/29 (Call 08/15/29)	5	5,026
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/28 (Call 02/15/23)	10	5,978
Petrobras Global Finance BV, 6.00%, 01/27/28	200	213,090
Petroleos Mexicanos
5.95%, 01/28/31 (Call 10/28/30)	25	23,472
6.50%, 03/13/27	125	128,165
6.84%, 01/23/30 (Call 10/23/29)	50	50,037
Pioneer Natural Resources Co., 1.90%, 08/15/30 (Call 05/15/30)	35	33,157
Precision Drilling Corp., 6.88%, 01/15/29 (Call 01/15/25)(b)	5	4,865
Range Resources Corp., 8.25%, 01/15/29 (Call 01/15/24)(b)	10	11,029
Shell International Finance BV, 3.88%, 11/13/28 (Call 08/13/28)	45	50,377
Sinopec Group Overseas Development 2018 Ltd., 2.70%, 05/13/30 (Call 02/13/30)(d)	200	205,722
SM Energy Co.
6.50%, 07/15/28 (Call 07/15/24)	5	5,057
6.63%, 01/15/27 (Call 01/15/22)	5	5,014
Southwestern Energy Co.
5.38%, 02/01/29 (Call 02/01/24)	5	5,209
5.38%, 03/15/30 (Call 03/15/25)	15	15,619
8.38%, 09/15/28 (Call 09/15/23)	10	11,017
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)	15	14,808
4.50%, 04/30/30 (Call 04/30/25)(b)	6	5,937
Teine Energy Ltd., 6.88%, 04/15/29 (Call 04/15/24)(b)	5	5,099
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)	45	47,419
3.46%, 02/19/29 (Call 11/19/28)	5	5,455
TotalEnergies Capital SA, 3.88%, 10/11/28	4	4,472
Transocean Inc., 7.50%, 04/15/31	5	2,789
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(b)	25	23,723
Valero Energy Corp., 4.00%, 04/01/29 (Call 01/01/29)	25	27,102
Vine Energy Holdings LLC, 6.75%, 04/15/29 (Call 04/15/24)(b)	10	10,651
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/22)(b)	5	5,140

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Woodside Finance Ltd., 4.50%, 03/04/29 (Call 12/04/28)(b)	$20	$22,433
		2,064,318
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27 (Call 04/01/22)(b)	10	10,378
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)	5	5,291
3.34%, 12/15/27 (Call 09/15/27)	25	26,699
Bristow Group Inc., 6.88%, 03/01/28 (Call 03/01/24)(b)	10	10,069
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)	20	20,470
Oceaneering International Inc., 6.00%, 02/01/28 (Call 11/01/27)	5	4,906
Schlumberger Holdings Corp.
3.90%, 05/17/28 (Call 02/17/28)(b)	10	10,901
4.30%, 05/01/29 (Call 02/01/29)(b)	50	55,710
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27 (Call 09/01/22)	5	5,135
Weatherford International Ltd., 8.63%, 04/30/30 (Call 10/30/24)(b)	20	19,621
		169,180
Packaging & Containers — 0.2%
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	15	14,270
3.13%, 09/15/31 (Call 06/15/31)	15	14,443
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/23)(b)	15	15,513
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 08/15/23)(b)	10	10,198
Graphic Packaging International LLC
3.50%, 03/15/28(b)	10	9,935
3.50%, 03/01/29 (Call 09/01/28)(b)	5	4,925
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(b)	5	5,191
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd.
Co-Issuer LLC, 6.00%, 09/15/28 (Call 09/15/22)(b)	10	10,135
Intertape Polymer Group Inc., 4.38%, 06/15/29 (Call 06/15/24)(b)	5	4,977
LABL Inc., 5.88%, 11/01/28 (Call 11/01/24)(b)	5	4,945
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27 (Call 05/15/23)(b)	10	10,479
Packaging Corp. of America, 3.00%, 12/15/29 (Call 09/15/29)	10	10,513
Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group
Issuer LLC/Reynolds Gro, 4.00%, 10/15/27 (Call 10/15/23)(b)	20	19,211
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group
Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(b)	5	4,859
Sealed Air Corp., 4.00%, 12/01/27 (Call 09/01/27)(b)	5	5,151
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/22)	5	5,063
Sonoco Products Co., 3.13%, 05/01/30 (Call 02/01/30)	10	10,586
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(b)	5	5,040
WRKCo Inc.
3.38%, 09/15/27 (Call 06/15/27)	10	10,653
4.90%, 03/15/29 (Call 12/15/28)	40	46,638
		222,725
Pharmaceuticals — 1.2%
AbbVie Inc.
3.20%, 11/21/29 (Call 08/21/29)	25	26,601
4.25%, 11/14/28 (Call 08/14/28)	85	95,725
AdaptHealth LLC
5.13%, 03/01/30 (Call 03/01/25)(b)	15	14,870
Security	Par (000)	Value

Pharmaceuticals (continued)
6.13%, 08/01/28 (Call 08/01/23)(b)	$10	$10,565
AmerisourceBergen Corp., 3.45%, 12/15/27 (Call 09/15/27)	10	10,744
AstraZeneca PLC, 1.38%, 08/06/30 (Call 05/06/30)	60	56,521
Bausch Health Americas Inc., 8.50%, 01/31/27 (Call 07/31/22)(b)	20	20,628
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(b)	15	14,786
5.00%, 01/30/28 (Call 01/30/23)(b)	10	8,879
5.00%, 02/15/29 (Call 02/15/24)(b)	10	8,576
5.25%, 01/30/30 (Call 01/30/25)(b)	10	8,600
5.25%, 02/15/31 (Call 02/15/26)(b)	10	8,594
6.25%, 02/15/29 (Call 02/15/24)(b)	20	18,151
7.00%, 01/15/28 (Call 01/15/23)(b)	10	9,658
7.25%, 05/30/29 (Call 05/30/24)(b)	10	9,396
Bayer U.S. Finance II LLC, 4.38%, 12/15/28 (Call 09/15/28)(b)	200	225,202
Becton Dickinson and Co., 3.70%, 06/06/27 (Call 03/06/27)	35	37,933
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (Call 08/13/30)	50	47,576
3.40%, 07/26/29 (Call 04/26/29)	60	65,694
Cigna Corp.
2.40%, 03/15/30 (Call 12/15/29)	45	45,045
3.40%, 03/01/27 (Call 12/01/26)	10	10,714
4.38%, 10/15/28 (Call 07/15/28)	50	56,730
CVS Health Corp.
2.13%, 09/15/31 (Call 06/15/31)	30	29,293
3.25%, 08/15/29 (Call 05/15/29)	35	37,249
3.63%, 04/01/27 (Call 02/01/27)	15	16,220
4.30%, 03/25/28 (Call 12/25/27)	40	45,017
Eli Lilly & Co., 3.38%, 03/15/29 (Call 12/15/28)	45	49,452
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 06/30/28 (Call 06/30/23)(b)	5	3,759
9.50%, 07/31/27 (Call 07/31/23)(b)(c)	10	10,081
Endo Luxembourg Finance Co. I Sarl/Endo U.S. Inc., 6.13%, 04/01/29 (Call 04/01/24)(b)	15	14,684
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	40	44,926
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(b)	5	4,720
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(b)	15	15,297
Johnson & Johnson
2.95%, 03/03/27 (Call 12/03/26)	10	10,681
6.95%, 09/01/29	10	13,646
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)	20	22,283
Merck & Co. Inc., 3.40%, 03/07/29 (Call 12/07/28)	55	60,216
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	32	35,932
Novartis Capital Corp., 3.10%, 05/17/27 (Call 02/17/27)	25	26,776
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(b)	20	19,972
5.13%, 04/30/31 (Call 04/30/26)(b)	20	20,413
Owens & Minor Inc., 4.50%, 03/31/29 (Call 03/31/24)(b)	10	10,142
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(b)	35	35,294
Pfizer Inc., 2.63%, 04/01/30 (Call 01/01/30)	50	52,352
Prestige Brands Inc., 3.75%, 04/01/31 (Call 04/01/26)(b)	10	9,580
Viatris Inc., 2.70%, 06/22/30 (Call 03/22/30)	30	29,964
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	30	31,649
3.90%, 08/20/28 (Call 05/20/28)	14	15,635
		1,476,421

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines — 0.9%
Antero Midstream Partners LP/Antero Midstream
Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(b)	$5	$5,076
5.75%, 03/01/27 (Call 03/01/22)(b)	10	10,067
Boardwalk Pipelines LP, 4.80%, 05/03/29 (Call 02/03/29)	5	5,652
Buckeye Partners LP, 4.13%, 12/01/27 (Call 09/01/27)	25	24,786
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27 (Call 01/01/27)	35	39,664
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	20	20,605
Cheniere Energy Partners LP
4.00%, 03/01/31 (Call 03/01/26)(b)	20	20,563
4.50%, 10/01/29 (Call 10/01/24)	15	15,772
CNX Midstream Partners LP, 4.75%, 04/15/30 (Call 04/15/25)(b)	5	4,951
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(b)	15	15,200
Crestwood Midstream Partners LP/Crestwood Midstream
Finance Corp., 6.00%, 02/01/29 (Call 02/01/24)(b)	10	10,150
DCP Midstream Operating LP
5.63%, 07/15/27 (Call 04/15/27)	15	16,785
8.13%, 08/16/30	5	6,660
Delek Logistics Partners LP/Delek Logistics Finance Corp.,
7.13%, 06/01/28 (Call 06/01/24)(b)	5	5,199
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(b)	15	14,947
4.38%, 06/15/31 (Call 06/15/26)(b)	10	9,975
Enable Midstream Partners LP, 4.40%, 03/15/27 (Call 12/15/26)	29	31,359
Energy Transfer LP
4.95%, 06/15/28 (Call 03/15/28)	60	67,802
5.25%, 04/15/29 (Call 01/15/29)	10	11,414
EnLink Midstream LLC, 5.38%, 06/01/29 (Call 03/01/29)	10	10,066
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	35	36,170
4.15%, 10/16/28 (Call 07/16/28)	60	67,468
EQM Midstream Partners LP
4.50%, 01/15/29 (Call 07/15/28)(b)	20	20,011
4.75%, 01/15/31 (Call 07/15/30)(b)	5	5,051
5.50%, 07/15/28 (Call 04/15/28)	10	10,630
6.50%, 07/01/27 (Call 01/01/27)(b)	10	10,803
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28 (Call 02/01/23)	5	4,901
8.00%, 01/15/27 (Call 01/15/24)	15	14,972
Global Partners LP/GLP Finance Corp., 6.88%, 01/15/29 (Call 01/15/24)	5	5,125
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 09/01/23)(b)	10	10,365
Hess Midstream Operations LP, 4.25%, 02/15/30 (Call 02/15/25)(b)	5	4,838
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(b)	20	19,425
Kinder Morgan Inc., 4.30%, 03/01/28 (Call 12/01/27)	45	49,977
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	50	49,474
4.25%, 12/01/27 (Call 09/01/27)	15	16,511
4.80%, 02/15/29 (Call 11/15/28)	4	4,544
NGPL PipeCo LLC, 4.88%, 08/15/27 (Call 02/15/27)(b)	25	27,906
NuStar Logistics LP, 6.38%, 10/01/30 (Call 04/01/30)	5	5,320
Oasis Midstream Partners LP/OMP Finance Corp., 8.00%, 04/01/29 (Call 04/01/24)(b)	5	5,326
ONEOK Inc.
3.40%, 09/01/29 (Call 06/01/29)	35	36,462
Security	Par (000)	Value

Pipelines (continued)
4.55%, 07/15/28 (Call 04/15/28)	$35	$39,089
Phillips 66 Partners LP, 3.75%, 03/01/28 (Call 12/01/27)	25	26,920
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29 (Call 09/15/29)	5	5,182
Rockies Express Pipeline LLC, 4.80%, 05/15/30 (Call 02/15/30)(b)	10	10,412
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	55	60,556
5.00%, 03/15/27 (Call 09/15/26)	15	16,887
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/23)(b)	10	9,824
6.00%, 12/31/30 (Call 12/31/25)(b)	5	4,945
Targa Resources Partners LP/Targa Resources Partners
Finance Corp.
4.88%, 02/01/31 (Call 02/01/26)	15	16,112
5.38%, 02/01/27 (Call 02/01/22)	5	5,129
5.50%, 03/01/30 (Call 03/01/25)	15	16,284
6.50%, 07/15/27 (Call 07/15/22)	5	5,323
6.88%, 01/15/29 (Call 01/15/24)	10	11,031
Texas Eastern Transmission LP, 3.50%, 01/15/28 (Call 10/15/27)(b)	5	5,360
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	50	55,602
4.25%, 05/15/28 (Call 02/15/28)	15	16,752
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	20	21,055
4.00%, 03/15/28 (Call 12/15/27)	25	27,619
Venture Global Calcasieu Pass LLC
3.88%, 08/15/29 (Call 02/15/29)(b)	10	10,058
4.13%, 08/15/31 (Call 02/15/31)(b)	10	10,236
Western Midstream Operating LP, 4.75%, 08/15/28 (Call 05/15/28)	25	27,223
		1,153,571
Real Estate — 0.1%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/15/23)(b)	10	10,745
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(b)	5	4,941
4.38%, 02/01/31 (Call 02/01/26)(b)	10	9,884
5.38%, 08/01/28 (Call 08/01/23)(b)	10	10,445
Hunt Cos. Inc., 5.25%, 04/15/29 (Call 04/15/24)(b)	5	4,865
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	10	10,130
4.75%, 02/01/30 (Call 09/01/24)	5	5,035
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/29 (Call 01/15/24)(b)	10	10,114
		66,159
Real Estate Investment Trusts — 1.4%
Alexandria Real Estate Equities Inc., 3.95%, 01/15/28 (Call 10/15/27)	5	5,572
American Tower Corp.
2.10%, 06/15/30 (Call 03/15/30)	60	57,751
2.90%, 01/15/30 (Call 10/15/29)	5	5,111
3.55%, 07/15/27 (Call 04/15/27)	20	21,421
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(b)	10	9,561
AvalonBay Communities Inc., 3.20%, 01/15/28 (Call 10/15/27)	35	37,709

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Boston Properties LP
2.90%, 03/15/30 (Call 12/15/29)	$25	$25,609
4.50%, 12/01/28 (Call 09/01/28)	30	34,060
Brixmor Operating Partnership LP, 2.50%, 08/16/31 (Call 05/16/31)	50	48,896
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL, 4.50%, 04/01/27 (Call 10/01/23)(b)	10	9,507
Camden Property Trust, 4.10%, 10/15/28 (Call 07/15/28)	5	5,671
Crown Castle International Corp., 3.80%, 02/15/28 (Call 11/15/27)	60	65,364
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28 (Call 03/30/28)(b)	5	4,981
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	10	10,908
3.70%, 08/15/27 (Call 05/15/27)	30	32,751
Diversified Healthcare Trust, 4.75%, 02/15/28 (Call 08/15/27)	10	9,464
Duke Realty LP, 4.00%, 09/15/28 (Call 06/15/28)	5	5,621
EPR Properties
4.50%, 06/01/27 (Call 03/01/27)	20	21,351
4.75%, 12/15/26 (Call 09/15/26)	5	5,422
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	50	48,410
3.20%, 11/18/29 (Call 08/18/29)	40	41,845
ERP Operating LP, 3.25%, 08/01/27 (Call 05/01/27)	10	10,752
Essex Portfolio LP, 3.00%, 01/15/30 (Call 10/15/29)	5	5,257
Federal Realty Investment Trust, 3.25%, 07/15/27 (Call 04/15/27)	5	5,322
Global Net Lease Inc./Global Net Lease Operating
Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(b)	5	4,868
GLP Capital LP/GLP Financing II Inc., 5.30%, 01/15/29 (Call 10/15/28)	10	11,406
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 09/15/30(b)	5	4,905
GLP Capital LP/GLP Financing II Inc., 5.30%, 01/15/29 (Call 11/15/29)	50	51,897
Healthpeak Properties Inc., 3.00%, 01/15/30 (Call 10/15/29)	50	52,632
Highwoods Realty LP, 3.88%, 03/01/27 (Call 12/01/26)	10	10,899
Hudson Pacific Properties LP, 4.65%, 04/01/29 (Call 01/01/29)	10	11,393
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(b)	15	14,740
4.88%, 09/15/29 (Call 09/15/24)(b)	10	10,138
5.25%, 03/15/28 (Call 12/27/22)(b)	10	10,278
5.25%, 07/15/30 (Call 07/15/25)(b)	20	20,405
Kilroy Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	50	52,006
Kimco Realty Corp., 3.80%, 04/01/27 (Call 01/01/27)	5	5,451
Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 4.75%, 06/15/29 (Call 06/15/24)(b)	10	9,958
Life Storage LP, 2.40%, 10/15/31 (Call 07/15/31)	45	44,254
MGM Growth Properties Operating Partnership LP/MGP
Finance Co-Issuer Inc.
3.88%, 02/15/29 (Call 11/15/28)(b)	10	10,500
5.75%, 02/01/27 (Call 11/01/26)	10	11,301
Mid-America Apartments LP
3.95%, 03/15/29 (Call 12/15/28)	10	11,227
4.20%, 06/15/28 (Call 03/15/28)	10	11,350
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	10	9,921
4.63%, 08/01/29 (Call 08/01/24)	10	10,444
5.00%, 10/15/27 (Call 10/15/22)	25	26,144
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Omega Healthcare Investors Inc., 3.38%, 02/01/31 (Call 11/01/30)	$50	$50,565
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(b)	10	10,017
5.88%, 10/01/28 (Call 10/01/23)(b)	10	10,339
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	25	24,565
Prologis LP, 2.13%, 04/15/27 (Call 02/15/27)	10	10,218
Public Storage
1.85%, 05/01/28 (Call 03/01/28)	55	54,873
2.30%, 05/01/31 (Call 02/01/31)	35	35,385
3.09%, 09/15/27 (Call 06/15/27)	20	21,459
Realty Income Corp.
3.65%, 01/15/28 (Call 10/15/27)	5	5,497
3.95%, 08/15/27 (Call 05/15/27)	35	39,047
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	5	5,218
3.60%, 02/01/27 (Call 11/01/26)	5	5,402
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(b)	10	9,739
4.75%, 10/15/27 (Call 10/15/22)	5	5,007
RLJ Lodging Trust LP, 4.00%, 09/15/29 (Call 09/15/24)(b)	5	4,864
Sabra Health Care LP, 3.20%, 12/01/31 (Call 09/01/31)	25	24,435
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(b)	15	14,246
3.88%, 02/15/27 (Call 02/15/23)	10	10,246
Service Properties Trust
4.38%, 02/15/30 (Call 08/15/29)	15	13,414
5.50%, 12/15/27 (Call 09/15/27)	5	5,052
Simon Property Group LP
2.45%, 09/13/29 (Call 06/13/29)	10	10,127
3.38%, 12/01/27 (Call 09/01/27)	48	51,536
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)	50	55,745
Spirit Realty LP, 3.40%, 01/15/30 (Call 10/15/29)	50	52,558
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	15	14,783
4.50%, 03/15/28 (Call 12/15/27)	5	5,555
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	25	24,913
2.70%, 07/15/31 (Call 04/15/31)	45	45,130
UDR Inc., 4.40%, 01/26/29 (Call 10/26/28)	5	5,692
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(b)	5	4,874
6.50%, 02/15/29 (Call 02/15/24)(b)	10	9,620
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	41	46,462
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27 (Call 02/15/23)(b)	10	10,247
4.13%, 08/15/30 (Call 02/15/25)(b)	5	5,225
4.63%, 12/01/29 (Call 12/01/24)(b)	25	26,606
WEA Finance LLC, 3.50%, 06/15/29 (Call 03/15/29)(b)	50	51,827
Welltower Inc., 3.10%, 01/15/30 (Call 10/15/29)	50	52,480
Weyerhaeuser Co.
4.00%, 04/15/30 (Call 01/15/30)	25	27,990
6.95%, 10/01/27	5	6,356
XHR LP, 4.88%, 06/01/29 (Call 06/01/24)(b)	5	5,037
		1,806,784
Retail — 0.8%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(b)	5	4,805

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.88%, 01/15/28 (Call 09/15/22)(b)	$15	$14,798
4.00%, 10/15/30 (Call 10/15/25)(b)	25	23,908
4.38%, 01/15/28 (Call 11/15/22)(b)	10	9,955
7-Eleven Inc., 1.80%, 02/10/31 (Call 11/10/30)(b)	50	47,381
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(b)	5	5,309
Alimentation Couche-Tard Inc., 3.55%, 07/26/27 (Call 04/26/27)(b)	20	21,500
Ambience Merger Sub Inc., 7.13%, 07/15/29 (Call 07/15/24)(b)	10	9,706
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)	5	5,021
4.63%, 11/15/29 (Call 11/15/24)(b)	10	10,076
4.75%, 03/01/30 (Call 03/01/25)	10	10,024
AutoNation Inc., 2.40%, 08/01/31 (Call 05/01/31)	25	24,176
AutoZone Inc., 3.75%, 06/01/27 (Call 03/01/27)	25	27,470
Bath & Body Works Inc.
6.63%, 10/01/30 (Call 10/01/25)(b)	10	11,103
6.69%, 01/15/27	15	16,981
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27 (Call 04/01/23), (8.50% PIK)(b)(e)	5	4,840
Beacon Roofing Supply Inc., 4.13%, 05/15/29 (Call 05/15/24)(b)	10	9,833
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	5	5,687
Carvana Co.
4.88%, 09/01/29 (Call 09/01/24)(b)	5	4,750
5.50%, 04/15/27 (Call 04/15/24)(b)	5	5,002
5.88%, 10/01/28 (Call 10/01/23)(b)	5	5,019
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	10	9,854
3.00%, 05/18/27 (Call 02/18/27)	5	5,395
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	20	21,652
Dollar General Corp.
3.88%, 04/15/27 (Call 01/15/27)	40	44,057
4.13%, 05/01/28 (Call 02/01/28)	5	5,619
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	30	33,604
Ferrellgas LP/Ferrellgas Finance Corp., 5.88%, 04/01/29 (Call 04/01/24)(b)	10	9,256
FirstCash Inc., 4.63%, 09/01/28 (Call 09/01/23)(b)	5	4,978
Foundation Building Materials Inc., 6.00%, 03/01/29 (Call 03/01/24)(b)	5	4,785
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(b)	10	9,581
3.88%, 10/01/31 (Call 10/01/26)(b)	10	9,584
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(b)	10	9,888
GYP Holdings III Corp., 4.63%, 05/01/29 (Call 05/01/24)(b)	5	4,912
Home Depot Inc. (The)
2.80%, 09/14/27 (Call 06/14/27)	50	52,973
2.95%, 06/15/29 (Call 03/15/29)	25	26,656
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(b)	5	4,789
LCM Investments Holdings II LLC, 4.88%, 05/01/29 (Call 05/01/24)(b)	5	4,999
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(b)	5	5,077
4.38%, 01/15/31 (Call 10/15/25)(b)	10	10,441
Lowe’s Companies Inc.
3.10%, 05/03/27 (Call 02/03/27)	8	8,525
3.65%, 04/05/29 (Call 01/05/29)	60	66,122
Macy’s Retail Holdings LLC, 5.88%, 04/01/29 (Call 04/01/24)(b)	5	5,332
Security	Par (000)	Value

Retail (continued)
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	$50	$49,974
3.50%, 03/01/27 (Call 12/01/26)	5	5,410
3.80%, 04/01/28 (Call 01/01/28)	15	16,548
Michaels Companies Inc (The)
5.25%, 05/01/28 (Call 11/01/23)(b)	10	9,902
7.88%, 05/01/29 (Call 05/01/24)(b)	15	14,891
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	5	4,820
5.63%, 05/01/27 (Call 05/01/22)	25	26,060
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)	7	6,878
4.38%, 04/01/30 (Call 01/01/30)	12	11,790
6.95%, 03/15/28	5	5,604
O’Reilly Automotive Inc., 4.35%, 06/01/28 (Call 03/01/28)	34	38,650
Park River Holdings Inc.
5.63%, 02/01/29 (Call 02/01/24)(b)	5	4,738
6.75%, 08/01/29 (Call 08/01/24)(b)	5	4,971
Penske Automotive Group Inc., 3.75%, 06/15/29 (Call 06/15/24)	5	4,876
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)	10	9,742
4.75%, 02/15/27 (Call 11/15/26)	5	5,113
Sonic Automotive Inc., 4.63%, 11/15/29 (Call 11/15/24)(b)	10	9,853
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(b)	5	5,013
6.00%, 12/01/29 (Call 12/01/24)(b)	10	9,895
6.13%, 07/01/29 (Call 07/01/24)(b)	5	5,006
Staples Inc., 10.75%, 04/15/27 (Call 04/15/22)(b)	5	4,551
Starbucks Corp.
3.50%, 03/01/28 (Call 12/01/27)	11	11,953
3.55%, 08/15/29 (Call 05/15/29)	50	54,847
4.00%, 11/15/28 (Call 08/15/28)	5	5,626
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31 (Call 06/01/26)(b)	10	9,877
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 03/15/24)(b)	5	5,094
Target Corp., 2.35%, 02/15/30 (Call 11/15/29)	10	10,282
TJX Companies Inc. (The), 3.88%, 04/15/30 (Call 01/15/30)	25	28,427
White Cap Buyer LLC, 6.88%, 10/15/28 (Call 10/15/23)(b)	5	5,121
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	15	14,562
4.75%, 01/15/30 (Call 10/15/29)(b)	10	10,558
		1,046,055
Semiconductors — 0.5%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(b)	10	10,586
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28 (Call 10/15/27)	35	37,403
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(b)	60	57,972
4.75%, 04/15/29 (Call 01/15/29)	20	22,666
5.00%, 04/15/30 (Call 01/15/30)	50	57,903
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(b)	5	4,962
4.38%, 04/15/28 (Call 04/15/23)(b)	10	10,273
Intel Corp., 3.90%, 03/25/30 (Call 12/25/29)	50	56,842
Lam Research Corp., 4.00%, 03/15/29 (Call 12/15/28)	35	39,384
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	30	30,161
5.33%, 02/06/29 (Call 11/06/28)	35	41,202

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	$30	$29,594
2.00%, 06/15/31 (Call 03/15/31)	30	29,813
NXP BV/NXP Funding LLC/NXP USA Inc.
2.65%, 02/15/32 (Call 11/15/31)(b)	40	40,205
3.40%, 05/01/30 (Call 02/01/30)(b)	50	53,440
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(b)	10	10,180
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	10	10,562
QUALCOMM Inc., 2.15%, 05/20/30 (Call 02/20/30)	35	35,404
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	5	5,051
Texas Instruments Inc.
2.25%, 09/04/29 (Call 06/04/29)	10	10,292
2.90%, 11/03/27 (Call 08/03/27)	5	5,370
		599,265
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	35	37,301

Software — 0.5%
Activision Blizzard Inc., 3.40%, 06/15/27 (Call 03/15/27)	25	26,942
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	5	5,149
2.30%, 02/01/30 (Call 11/01/29)	10	10,210
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	20	21,568
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(b)	10	9,795
Broadridge Financial Solutions Inc., 2.90%, 12/01/29 (Call 09/01/29)	5	5,139
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	5	5,497
CDK Global Inc., 4.88%, 06/01/27 (Call 06/01/22)	10	10,309
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(b)	15	14,742
4.88%, 07/01/29 (Call 06/30/24)(b)	10	9,798
Dun & Bradstreet Corp. (The), 10.25%, 02/15/27 (Call 02/15/22)(b)	6	6,389
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(b)	5	4,917
Fiserv Inc., 3.50%, 07/01/29 (Call 04/01/29)	50	53,370
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(b)(c)	5	5,038
MSCI Inc.
3.88%, 02/15/31 (Call 06/01/25)(b)	15	15,431
4.00%, 11/15/29 (Call 11/15/24)(b)	20	20,754
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/31/21)	5	5,153
Open Text Corp., 3.88%, 12/01/29 (Call 12/01/24)(b)	3	2,982
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(b)	15	15,043
Oracle Corp.
2.88%, 03/25/31 (Call 12/25/30)	60	61,430
2.95%, 04/01/30 (Call 01/01/30)	50	51,599
3.25%, 11/15/27 (Call 08/15/27)	50	52,927
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)	10	9,499
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(b)	10	9,355
5.38%, 12/01/28 (Call 12/01/23)(b)	5	4,827
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(b)	10	10,021
Rocket Software Inc., 6.50%, 02/15/29 (Call 02/15/24)(b)	5	4,717
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)	44	49,618
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	20	22,316
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(b)	25	25,991
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	5	5,027
Security	Par (000)	Value

Software (continued)
3.88%, 03/15/31 (Call 03/15/26)	$10	$9,924
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	30	32,690
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(b)	10	10,071
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 02/01/24)(b)	5	4,897
		613,135
Telecommunications — 1.2%
Altice France Holding SA, 10.50%, 05/15/27 (Call 05/15/22)(b)	25	26,935
Altice France SA/France, 5.13%, 07/15/29 (Call 04/15/24)(b)	25	23,814
AT&T Inc.
4.10%, 02/15/28 (Call 11/15/27)	60	66,931
4.30%, 02/15/30 (Call 11/15/29)	60	67,776
4.35%, 03/01/29 (Call 12/01/28)	30	33,647
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(b)	15	15,551
British Telecommunications PLC, 9.63%, 12/15/30	55	81,810
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(b)	20	19,413
7.13%, 07/01/28 (Call 07/01/23)(b)	10	9,300
CommScope Technologies LLC, 5.00%, 03/15/27 (Call 03/15/22)(b)	10	8,989
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(b)(c)	5	4,927
6.50%, 10/01/28 (Call 10/01/23)(b)	5	5,195
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(b)	15	15,071
5.88%, 10/15/27 (Call 10/15/23)(b)	15	15,501
5.88%, 11/01/29 (Call 11/01/24)	10	9,851
6.00%, 01/15/30 (Call 10/15/24)(b)	15	14,787
6.75%, 05/01/29 (Call 05/01/24)(b)	15	15,433
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(b)	30	30,956
3.63%, 01/15/29 (Call 01/15/24)(b)	10	9,275
3.75%, 07/15/29 (Call 01/15/24)(b)	10	9,332
4.25%, 07/01/28 (Call 07/01/23)(b)	15	14,631
4.63%, 09/15/27 (Call 09/15/22)(b)	10	10,179
LogMeIn Inc., 5.50%, 09/01/27 (Call 09/01/23)(b)	15	14,934
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(b)	15	14,958
4.50%, 01/15/29 (Call 01/15/24)(b)	10	9,398
5.38%, 06/15/29 (Call 06/15/24)(b)	15	14,625
Series G, 6.88%, 01/15/28	10	10,998
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	60	68,532
Plantronics Inc., 4.75%, 03/01/29 (Call 03/01/24)(b)	5	4,509
Sprint Capital Corp., 6.88%, 11/15/28	25	30,891
Switch Ltd.
3.75%, 09/15/28 (Call 09/15/23)(b)	10	9,901
4.13%, 06/15/29 (Call 06/15/24)(b)	5	5,024
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/22)(b)	5	4,374
5.63%, 12/06/26 (Call 12/06/23)(b)	5	4,595
6.50%, 10/15/27 (Call 10/15/22)(b)	5	3,897
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	20	20,866
3.70%, 09/15/27 (Call 06/15/27)	5	5,465
T-Mobile USA Inc.
2.63%, 02/15/29 (Call 02/15/24)	10	9,653
2.88%, 02/15/31 (Call 02/15/26)	10	9,701
3.38%, 04/15/29 (Call 04/15/24)	20	20,108
3.38%, 04/15/29 (Call 04/15/24)(b)	8	8,064

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
3.50%, 04/15/31 (Call 04/15/26)	$15	$15,273
3.50%, 04/15/31 (Call 04/15/26)(b)	15	15,228
3.88%, 04/15/30 (Call 01/15/30)	125	135,842
4.75%, 02/01/28 (Call 02/01/23)	15	15,687
5.38%, 04/15/27 (Call 04/15/22)	5	5,187
Verizon Communications Inc.
1.75%, 01/20/31 (Call 10/20/30)	55	52,045
2.55%, 03/21/31 (Call 12/21/30)	65	65,703
4.02%, 12/03/29 (Call 09/03/29)	65	72,808
4.13%, 03/16/27	80	88,986
4.33%, 09/21/28	59	67,245
ViaSat Inc., 5.63%, 04/15/27 (Call 04/15/22)(b)	10	10,218
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(b)	15	14,361
4.75%, 07/15/31 (Call 07/15/26)(b)	15	14,862
Vodafone Group PLC
4.13%, 06/04/81 (Call 03/04/31)(a)	10	9,866
4.38%, 05/30/28	50	56,480
7.00%, 04/04/79 (Call 01/04/29)(a)	25	29,824
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(b)	15	15,640
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 12/31/21)(b)	20	19,060
6.13%, 03/01/28 (Call 03/01/23)(b)	10	9,389
		1,493,501
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	2	2,161
3.90%, 11/19/29 (Call 08/19/29)	25	27,514
Mattel Inc., 3.75%, 04/01/29 (Call 04/01/24)(b)	5	5,117
		34,792
Transportation — 0.2%
AP Moller - Maersk A/S, 4.50%, 06/20/29 (Call 03/20/29)(b)	10	11,498
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27 (Call 03/15/27)	5	5,424
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/23)(b)	5	5,087
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	5	5,630
CSX Corp., 3.80%, 03/01/28 (Call 12/01/27)	40	44,040
FedEx Corp.
3.40%, 02/15/28 (Call 11/15/27)	21	22,870
4.25%, 05/15/30 (Call 02/15/30)	25	28,470
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29 (Call 07/31/24)(b)	15	14,268
Kansas City Southern, 2.88%, 11/15/29 (Call 08/15/29)	10	10,464
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	10	10,343
3.80%, 08/01/28 (Call 05/01/28)	20	22,312
Union Pacific Corp.
2.40%, 02/05/30 (Call 11/05/29)	10	10,222
3.95%, 09/10/28 (Call 06/10/28)	20	22,440
United Parcel Service Inc., 4.45%, 04/01/30 (Call 01/01/30)	35	41,264
		254,332
Trucking & Leasing — 0.0%
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(b)	10	9,805
9.75%, 08/01/27 (Call 08/01/23)(b)	5	5,565
		15,370
Security	Par (000)	Value

Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	$60	$62,316
3.75%, 09/01/28 (Call 06/01/28)	5	5,555
		67,871
Total Corporate Bonds & Notes — 27.0%
(Cost: $33,833,846)		34,308,924

Foreign Government Obligations(f)

Argentina — 0.1%
Argentina Bonar Bonds
0.50%, 07/09/30(g)	155	42,032
1.00%, 07/09/29	30	8,732
Argentine Republic Government International Bond
0.50%, 07/09/30 (Call 12/31/21)(g)	180	56,031
1.00%, 07/09/29 (Call 12/31/21)	41	13,538
		120,333
Bahrain — 0.2%
CBB International Sukuk Programme Co WLL., 4.50%, 03/30/27(d)	200	205,620

Brazil — 0.1%
Brazilian Government International Bond, 3.75%, 09/12/31	200	183,618

Canada — 0.1%
Province of Alberta Canada, 3.30%, 03/15/28	40	44,099
Province of New Brunswick Canada, 3.63%, 02/24/28	15	16,883
Province of Quebec Canada, Series PD, 7.50%, 09/15/29	10	14,096
		75,078
Colombia — 0.1%
Colombia Government International Bond, 3.00%, 01/30/30 (Call 10/30/29)	200	181,684

Dominican Republic — 0.1%
Dominican Republic International Bond, 5.95%, 01/25/27(d)	100	110,409

Ecuador — 0.0%
Ecuador Government International Bond
0.00%, 07/31/30(d)(h)	12	6,531
5.00%, 07/31/30(d)(g)	37	31,033
		37,564
Egypt — 0.1%
Egypt Government International Bond, 7.50%, 01/31/27(d)	200	200,718

Hong Kong — 0.1%
Airport Authority, 2.40%, (Call 03/08/28)(a)(d)(i)	200	197,276

Lebanon — 0.0%
Lebanon Government International Bond, 6.60%, 11/27/26(d)(j)(k)	25	2,830

Mexico — 0.2%
Mexico Government International Bond, 4.50%, 04/22/29	200	222,170

Oman — 0.2%
Oman Government International Bond, 5.63%, 01/17/28(d)	200	205,480

Panama — 0.1%
Panama Government International Bond
8.88%, 09/30/27	25	33,482
9.38%, 04/01/29	46	65,735
		99,217

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Peru — 0.1%
Peruvian Government International Bond
2.78%, 01/23/31 (Call 10/23/30)	$50	$49,606
2.84%, 06/20/30	50	50,422
		100,028
Philippines — 0.2%
Philippine Government International Bond, 3.00%, 02/01/28	200	212,614

Qatar — 0.2%
Qatar Government International Bond, 4.50%, 04/23/28(d)	200	228,950

Russia — 0.0%
Russian Foreign Bond-Eurobond, 12.75%, 06/24/28(d)	35	56,175

Saudi Arabia — 0.3%
KSA Sukuk Ltd., 2.97%, 10/29/29(d)	200	209,698
Saudi Government International Bond, 4.38%, 04/16/29(d)	200	229,020
		438,718
South Africa — 0.2%
Republic of South Africa Government International Bond, 4.85%, 09/30/29	200	201,458

Supranational — 0.4%
Asian Development Bank
0.75%, 10/08/30	40	37,632
1.75%, 09/19/29	45	45,921
1.88%, 01/24/30	5	5,170
2.50%, 11/02/27	50	53,255
2.75%, 01/19/28	20	21,663
European Investment Bank
1.63%, 10/09/29	75	75,928
2.38%, 05/24/27	5	5,288
Inter-American Development Bank
2.25%, 06/18/29	55	58,059
2.38%, 07/07/27	35	36,976
3.13%, 09/18/28	55	61,033
International Bank for Reconstruction & Development,
Series GDIF, 1.75%, 10/23/29	50	51,021
International Finance Corp., 0.75%, 08/27/30	20	18,820
		470,766
Turkey — 0.2%
Turkey Government International Bond
5.13%, 02/17/28	200	182,406
11.88%, 01/15/30(c)	50	64,233
		246,639
Ukraine — 0.1%
Ukraine Government International Bond, 7.75%, 09/01/27(d)	100	99,480

United Arab Emirates — 0.3%
Abu Dhabi Government International Bond, 2.50%, 09/30/29(d)	200	207,268
Sharjah Sukuk Program Ltd., 3.23%, 10/23/29(d)	200	202,570
		409,838
Uruguay — 0.0%
Uruguay Government International Bond, 4.38%, 01/23/31 (Call 10/23/30)	40	45,935

Total Foreign Government Obligations — 3.4%
(Cost: $4,410,355)		4,352,598
Security	Par (000)	Value

Municipal Debt Obligations

California — 0.0%
State of California GO, 2.50%, 10/01/29	$50	$52,602
University of California RB, Series BG, 1.32%, 05/15/27 (Call 03/15/27)	10	9,880
		62,482
Total Municipal Debt Obligations — 0.0%
(Cost: $62,255)		62,482

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 49.6%
Federal Home Loan Mortgage Corp.
1.50%, 12/16/36(l)	325	326,701
2.00%, 09/01/36	121	124,547
2.00%, 12/16/36(l)	371	380,405
2.00%, 05/01/50	267	269,234
2.00%, 07/25/51(l)	250	249,648
2.00%, 08/01/51	123	123,173
2.00%, 10/01/51	448	449,862
2.00%, 11/01/51	326	326,002
2.00%, 12/01/51	447	447,591
2.50%, 01/01/33	12	12,120
2.50%, 07/01/36	71	73,715
2.50%, 07/01/50	283	291,390
2.50%, 07/25/51(l)	600	613,594
3.00%, 03/01/46	147	154,470
3.00%, 07/01/46	10	10,999
3.00%, 08/01/46	66	69,608
3.00%, 09/01/46	45	47,283
3.00%, 10/01/46	25	26,374
3.00%, 12/01/46	227	237,972
3.00%, 01/01/47	37	39,332
3.00%, 02/01/47	123	128,996
3.00%, 06/01/47	98	103,160
3.00%, 08/01/47	15	15,313
3.00%, 09/01/47	30	31,957
3.00%, 10/01/47	25	26,603
3.00%, 05/01/51	421	447,306
3.00%, 11/01/51	126	131,042
3.50%, 06/01/34	11	11,965
3.50%, 03/01/38	68	72,247
3.50%, 10/01/42	53	57,228
3.50%, 10/01/44	23	24,868
3.50%, 03/01/46	123	132,523
3.50%, 12/01/46	16	16,699
3.50%, 01/01/47	24	25,293
3.50%, 04/01/47	41	43,396
3.50%, 07/01/47	39	40,990
3.50%, 08/01/47	7	7,243
3.50%, 09/01/47	84	89,871
3.50%, 12/01/47	5	5,632
3.50%, 02/01/48	89	94,265
3.50%, 03/01/48	37	39,413
3.50%, 05/01/48	25	25,975
3.50%, 04/01/49	68	72,507
3.50%, 05/01/49	12	13,194
3.50%, 06/01/49	21	21,921
4.00%, 09/01/45	16	17,172
4.00%, 02/01/46	123	132,740

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 10/01/46	$8	$8,149
4.00%, 10/01/47	3	3,649
4.00%, 01/01/48	30	32,068
4.00%, 02/01/48	13	14,036
4.00%, 06/01/48	30	32,668
4.00%, 12/01/48	19	20,509
4.00%, 01/01/49	6	6,314
4.50%, 10/01/48	31	34,413
4.50%, 01/01/49	18	19,106
5.00%, 12/01/41	265	298,636
Federal National Mortgage Association
2.00%, 08/01/36	25	26,153
2.00%, 11/01/36	26	26,765
2.00%, 07/01/50	274	275,138
2.00%, 06/01/51	395	396,033
2.00%, 07/01/51	367	367,878
2.00%, 08/01/51	116	115,814
2.00%, 10/01/51	2,389	2,393,381
2.00%, 11/01/51	358	358,521
2.00%, 12/01/51	108	108,143
2.50%, 05/01/36	44	45,800
2.50%, 07/01/36	48	50,329
2.50%, 10/01/50	170	176,610
2.50%, 03/01/51	188	193,046
2.50%, 07/01/51	369	380,025
2.50%, 08/01/51	320	327,858
3.00%, 03/01/30	35	36,561
3.00%, 04/01/35	375	395,186
3.00%, 02/01/47	36	38,104
3.00%, 07/01/51	483	503,724
3.00%, 08/01/51	147	153,892
3.00%, 01/13/52(l)	300	311,133
3.50%, 06/01/50	2,569	2,709,838
3.50%, 11/01/51	363	391,357
4.00%, 02/01/47	35	38,435
4.00%, 04/01/50	94	99,606
4.00%, 01/14/52(l)	50	53,277
4.00%, 02/01/57	28	31,546
4.50%, 12/13/51(l)	745	800,438
5.00%, 12/13/51(l)	323	354,384
Series 2018-M12, Class A2, 3.77%, 08/25/30(a)	280	321,043
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	250	249,158
Freddie Mac Multifamily Structured Pass Through Certificates
Series K056, Class A2, 2.53%, 05/25/26 (Call 05/25/26)	35	36,687
Series K066, Class A2, 3.12%, 06/25/27 (Call 06/25/27)	100	108,396
Series K078, Class A2, 3.85%, 06/25/28 (Call 06/25/28)	175	199,178
Series K087, Class A2, 3.77%, 12/25/28 (Call 12/25/28)	275	312,666
Series K090, Class A2, 3.42%, 02/25/29 (Call 02/25/29)	100	111,742
Series K-1512, Class A2, 2.99%, 05/25/31 (Call 05/25/31)	70	76,555
Government National Mortgage Association
2.00%, 04/20/51	1,315	1,333,315
2.00%, 10/20/51	553	561,018
2.00%, 12/20/51(l)	1,420	1,438,416
2.50%, 12/20/46	51	53,140
2.50%, 01/20/47	24	24,848
2.50%, 08/20/50	192	197,127
2.50%, 09/20/50	271	279,305
2.50%, 01/20/51	272	279,226
2.50%, 02/20/51	130	133,677
2.50%, 05/20/51	312	320,870
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 07/20/51	$175	$179,474
2.50%, 08/20/51	715	735,636
2.50%, 11/20/51	100	102,820
2.50%, 12/20/51(l)	900	924,680
3.00%, 03/20/45	46	48,528
3.00%, 05/20/45	102	106,755
3.00%, 07/20/45	85	89,728
3.00%, 10/20/45	9	9,724
3.00%, 11/20/45	288	302,688
3.00%, 12/20/45	27	27,891
3.00%, 01/20/46	14	15,080
3.00%, 02/20/46	33	34,203
3.00%, 03/20/46	81	84,406
3.00%, 05/20/46	40	41,422
3.00%, 06/20/46	28	29,839
3.00%, 07/20/46	24	25,269
3.00%, 08/20/46	129	134,612
3.00%, 09/20/46	78	81,269
3.00%, 11/20/46	40	41,394
3.00%, 12/20/46	117	122,506
3.00%, 02/20/47	25	26,224
3.00%, 06/20/47	37	39,039
3.00%, 11/20/47	155	162,122
3.00%, 12/20/47	171	178,779
3.00%, 01/20/48	77	80,742
3.00%, 02/20/48	26	27,355
3.00%, 04/20/49	498	519,712
3.00%, 09/20/49	22	22,682
3.00%, 01/20/50	154	160,037
3.00%, 02/20/50	172	178,119
3.00%, 08/20/50	161	166,590
3.00%, 01/20/51	12	12,443
3.00%, 11/20/51	225	234,183
3.50%, 09/20/42	275	296,946
3.50%, 10/20/42	11	12,241
3.50%, 12/20/42	228	246,358
3.50%, 04/20/43	82	88,844
3.50%, 11/20/45	56	59,716
3.50%, 12/20/45	5	5,796
3.50%, 03/20/46	64	68,021
3.50%, 04/20/46	30	31,782
3.50%, 06/20/46	107	113,004
3.50%, 12/20/46	27	28,436
3.50%, 01/20/47	7	7,606
3.50%, 02/20/47	18	19,089
3.50%, 03/20/47	8	8,697
3.50%, 09/20/47	26	27,661
3.50%, 11/20/47	42	43,891
3.50%, 12/15/47	69	73,903
3.50%, 02/20/48	24	25,787
3.50%, 04/20/48	73	78,268
3.50%, 08/20/48	53	56,027
3.50%, 01/20/49	23	24,435
3.50%, 03/20/50	63	66,285
3.50%, 05/20/50	153	159,883
3.50%, 08/20/50	632	660,360
3.50%, 05/20/51	96	100,323
4.00%, 04/20/47	118	126,104
4.00%, 06/20/47	77	82,170
4.00%, 07/20/47	210	224,547

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 11/20/47	$42	$45,156
4.00%, 03/20/48	56	58,958
4.00%, 04/20/48	26	27,779
4.00%, 05/15/48	13	13,535
4.00%, 05/20/48	66	70,019
4.00%, 08/20/48	70	74,397
4.00%, 09/20/48	28	29,493
4.00%, 11/20/48	150	159,249
4.00%, 02/20/50	104	110,120
4.50%, 10/20/46	63	69,395
4.50%, 06/20/47	7	7,251
4.50%, 04/20/48	18	19,120
4.50%, 06/20/48	9	9,167
4.50%, 08/20/48	67	71,406
4.50%, 10/20/48	133	140,730
4.50%, 12/20/48	24	25,727
4.50%, 03/20/49	13	13,286
4.50%, 06/20/49	122	129,752
4.50%, 07/20/49	33	34,806
4.50%, 08/20/49	8	8,057
5.00%, 04/20/48	21	22,535
5.00%, 05/20/48	38	41,403
5.00%, 11/20/48	7	7,905
5.00%, 12/20/48	44	47,398
5.00%, 01/20/49	61	65,756
5.00%, 05/20/49	6	6,012
5.00%, 06/20/49	189	202,147
5.00%, 12/20/51(l)	237	254,960
Uniform Mortgage-Backed Securities
1.50%, 12/13/51(l)	2,000	1,933,437
2.00%, 12/01/35	43	44,616
2.00%, 02/01/36	243	249,494
2.00%, 03/01/36	24	24,597
2.00%, 09/01/50	362	363,092
2.00%, 10/01/50	90	90,888
2.00%, 01/01/51	283	284,127
2.00%, 02/01/51	1,156	1,158,871
2.00%, 03/01/51	849	850,181
2.00%, 04/01/51	977	978,379
2.00%, 05/01/51	1,332	1,334,017
2.00%, 06/01/51	317	317,836
2.00%, 11/01/51	108	108,080
2.00%, 12/13/51(l)	2,664	2,666,167
2.50%, 04/01/32	38	39,429
2.50%, 07/01/35	39	40,413
2.50%, 10/01/35	80	82,955
2.50%, 12/16/35(l)	25	25,920
2.50%, 04/01/47	40	41,505
2.50%, 06/01/50	59	61,144
2.50%, 07/01/50	84	87,137
2.50%, 08/01/50	130	133,368
2.50%, 09/01/50	707	726,594
2.50%, 10/01/50	983	1,006,679
2.50%, 11/01/50	1,544	1,583,735
2.50%, 12/01/50	502	516,033
2.50%, 01/01/51	427	437,847
2.50%, 02/01/51	90	92,266
2.50%, 03/01/51	131	134,552
2.50%, 05/01/51	256	263,050
2.50%, 06/01/51	761	780,924
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 12/13/51(l)	$1,894	$1,941,646
3.00%, 03/01/30	49	51,829
3.00%, 01/01/31	41	42,864
3.00%, 02/01/31	11	12,115
3.00%, 02/01/32	12	12,597
3.00%, 06/01/32	11	11,191
3.00%, 11/01/32	13	13,409
3.00%, 12/01/32	10	10,584
3.00%, 01/01/33	10	10,379
3.00%, 02/01/33	12	12,735
3.00%, 09/01/34	87	91,599
3.00%, 12/01/34	71	74,908
3.00%, 12/16/36(l)	375	392,293
3.00%, 11/01/42	6	6,344
3.00%, 09/01/43	8	8,088
3.00%, 01/01/44	11	11,994
3.00%, 10/01/44	133	140,061
3.00%, 03/01/45	68	71,334
3.00%, 05/01/45	33	34,360
3.00%, 07/01/46	363	382,174
3.00%, 08/01/46	30	31,446
3.00%, 11/01/46	259	272,791
3.00%, 12/01/46	172	180,806
3.00%, 01/01/47	75	78,102
3.00%, 02/01/47	237	248,177
3.00%, 03/01/47	131	137,142
3.00%, 07/01/47	66	68,795
3.00%, 08/01/47	10	10,047
3.00%, 12/01/47	53	55,881
3.00%, 03/01/48	23	23,655
3.00%, 11/01/48	81	84,427
3.00%, 09/01/49	143	150,671
3.00%, 11/01/49	11	11,524
3.00%, 12/01/49	455	471,655
3.00%, 02/01/50	52	53,886
3.00%, 03/01/50	84	87,858
3.00%, 04/01/50	179	185,548
3.00%, 05/01/50	36	37,392
3.00%, 07/01/50	130	134,893
3.00%, 08/01/50	298	312,745
3.00%, 10/01/50	75	78,129
3.00%, 12/13/51(l)	1,124	1,167,116
3.50%, 03/01/33	13	14,037
3.50%, 04/01/33	20	20,894
3.50%, 05/01/33	12	13,037
3.50%, 02/01/34	33	35,576
3.50%, 07/01/34	21	22,520
3.50%, 08/01/34	13	13,400
3.50%, 02/01/45	14	14,764
3.50%, 01/01/46	22	23,311
3.50%, 03/01/46	62	67,060
3.50%, 07/01/46	11	11,618
3.50%, 08/01/46	364	388,870
3.50%, 10/01/46	76	81,352
3.50%, 12/01/46	70	75,005
3.50%, 01/01/47	87	92,685
3.50%, 02/01/47	27	29,237
3.50%, 05/01/47	20	21,012
3.50%, 08/01/47	17	18,379
3.50%, 11/01/47	13	14,216

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 01/01/48	$154	$163,143
3.50%, 02/01/48	190	202,448
3.50%, 03/01/48	7	7,060
3.50%, 04/01/48	54	57,133
3.50%, 05/01/48	16	17,694
3.50%, 06/01/48	42	43,810
3.50%, 11/01/48	15	15,867
3.50%, 01/01/49	73	77,108
3.50%, 04/01/49	13	13,770
3.50%, 06/01/49	121	128,816
3.50%, 07/01/49	124	130,709
3.50%, 11/01/49	88	92,114
3.50%, 03/01/50	44	46,434
4.00%, 07/01/32	11	12,099
4.00%, 05/01/33	9	9,676
4.00%, 06/01/33	8	8,731
4.00%, 07/01/33	6	5,935
4.00%, 12/01/33	28	29,662
4.00%, 12/16/36(l)	44	46,513
4.00%, 06/01/38	8	8,230
4.00%, 01/01/45	53	58,174
4.00%, 03/01/45	10	10,800
4.00%, 06/01/45	24	25,935
4.00%, 06/01/46	101	110,936
4.00%, 07/01/46	299	322,720
4.00%, 10/01/46	12	12,585
4.00%, 02/01/47	7	7,821
4.00%, 08/01/47	5	5,307
4.00%, 09/01/47	53	58,020
4.00%, 10/01/47	67	72,927
4.00%, 01/01/48	64	68,579
4.00%, 09/01/48	303	323,773
4.00%, 10/01/48	29	30,950
4.00%, 11/01/48	36	38,238
4.00%, 12/01/48	19	19,917
4.00%, 01/01/49	13	14,463
4.00%, 02/01/49	9	9,723
4.00%, 03/01/49	37	39,373
4.00%, 04/01/49	60	64,858
4.00%, 05/01/49	35	37,662
4.00%, 06/01/49	77	83,535
4.00%, 07/01/49	57	61,241
4.00%, 08/01/49	103	109,334
4.00%, 11/01/49	44	47,078
4.00%, 12/01/49	32	33,757
4.00%, 02/01/50	8	8,237
4.00%, 04/01/50	374	399,030
4.00%, 05/01/50	83	88,875
4.00%, 06/01/50	96	102,072
4.00%, 12/13/51(l)	695	740,609
4.50%, 01/01/44	150	165,530
4.50%, 02/01/46	21	23,035
4.50%, 04/01/47	10	10,820
4.50%, 10/01/47	22	24,288
4.50%, 03/01/48	18	19,691
4.50%, 06/01/48	14	15,455
4.50%, 07/01/48	5	5,295
4.50%, 08/01/48	38	41,219
4.50%, 10/01/48	54	58,148
4.50%, 11/01/48	66	71,644
Security	Par/ Shares (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 12/01/48	$84	$91,725
4.50%, 01/01/49	29	30,928
4.50%, 02/01/49	100	107,655
4.50%, 04/01/49	110	120,326
4.50%, 05/01/49	46	49,403
4.50%, 07/01/49	22	23,861
4.50%, 08/01/49	27	29,034
5.00%, 03/01/48	6	7,112
5.00%, 04/01/48	24	26,609
5.00%, 05/01/48	18	19,919
5.00%, 07/01/48	23	25,239
5.00%, 01/01/49	15	16,553
5.00%, 04/01/49	28	30,556
5.50%, 01/01/47	18	20,484
6.00%, 02/01/49	40	46,841
		63,050,426
U.S. Government Agency Obligations — 0.2%
Federal Home Loan Banks, 3.00%, 03/10/28	60	65,654
Federal National Mortgage Association, 1.88%, 09/24/26	75	77,347
Tennessee Valley Authority, Series A, 2.88%, 02/01/27	25	27,009
		170,010
U.S. Government Obligations — 19.3%
U.S. Treasury Note/Bond
0.38%, 09/30/27	700	665,656
0.63%, 08/15/30	500	468,359
1.13%, 02/15/31	750	732,422
1.25%, 06/30/28	670	666,231
1.25%, 09/30/28	3,500	3,474,297
1.25%, 08/15/31	5,350	5,265,570
1.38%, 10/31/28	200	200,094
1.38%, 11/15/31	250	248,516
1.63%, 08/15/29	735	749,470
1.63%, 05/15/31	600	611,813
1.75%, 12/31/26	245	252,350
1.75%, 11/15/29	50	51,469
2.25%, 02/15/27	4,545	4,790,781
2.25%, 08/15/27	650	685,801
2.38%, 05/15/27	475	504,316
2.38%, 05/15/29	700	749,437
2.63%, 02/15/29	840	912,581
2.88%, 05/15/28	950	1,041,586
2.88%, 08/15/28	650	714,188
3.13%, 11/15/28	540	603,619
5.25%, 02/15/29	550	696,953
6.63%, 02/15/27	350	445,785
		24,531,294
Total U.S. Government & Agency Obligations — 69.1%
(Cost: $87,171,747)		87,751,730

Short-Term Investments

Money Market Funds — 10.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(m)(n)	13,318	13,322,890

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares/ Par (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(m)(n)(o)	233	$232,768
		13,555,658
Total Short-Term Investments — 10.7%
(Cost: $13,553,163)		13,555,658

Total Investments Before TBA Sales Commitments — 111.4%
(Cost: $140,513,716)		141,572,319

TBA Sales Commitments(l)

Mortgage-Backed Securities — (1.5)%
Uniform Mortgage-Backed Securities
2.00%, 12/13/51	(250)	(250,195)
2.50%, 12/13/51	(200)	(205,031)
3.00%, 12/16/36	(375)	(392,294)
3.00%, 12/13/51	(1,026)	(1,065,357)
4.00%, 12/13/51	(50)	(53,281)
		(1,966,158)
Total TBA Sales Commitments — (1.5)%
(Proceeds: $(1,965,446))		(1,966,158)

Total Investments, Net of TBA Sales Commitments — 109.9%
(Cost: $138,548,270)		139,606,161

Other Assets, Less Liabilities — (9.9)%		(12,541,375)

Net Assets — 100.0%		$127,064,786

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.

(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(h)	Zero-coupon bond.

(i)	Perpetual security with no stated maturity date. (j) Issuer filed for bankruptcy and/or is in default.
(k)	Non-income producing security.

(l)	Represents or includes a TBA transaction.
(m)	Affiliate of the Fund.

(n)	Annualized 7-day yield as of period end.

(o)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$15,665,418	$—	$(2,339,759	)(a)	$119	$(2,888)	$13,322,890	13,318	$12,440		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,204,374	—	(3,971,606	)(a)	—	—	232,768	233	3,368	(b)	—
					$119	$(2,888)	$13,555,658		$15,808		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2021

Fair Value Measurements (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$49,356	$—	$49,356
Collaterized Mortgage Obligations	—	1,491,571	—	1,491,571
Corporate Bonds & Notes	—	34,308,924	—	34,308,924
Foreign Government Obligations	—	4,352,598	—	4,352,598
Municipal Debt Obligations	—	62,482	—	62,482
U.S. Government & Agency Obligations	—	87,751,730	—	87,751,730
Money Market Funds	13,555,658	—	—	13,555,658
	13,555,658	128,016,661	—	141,572,319
Liabilities
TBA Sales Commitments	—	(1,966,158)	—	(1,966,158)
	$13,555,658	$126,050,503	$—	$139,606,161

Portfolio Abbreviations - Fixed Income

GO	General Obligation	SOFR	Secured Overnight Financing Rate
LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
RB	Revenue Bond
REIT	Real Estate Investment Trust